AB All Market Total Return Portfolio

Consolidated Portfolio of Investments

November 30, 2019 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 57.8%
Information Technology - 11.8%
Communications Equipment - 0.3%
Acacia Communications, Inc. (a)	31,441	$2,095,228

Electronic Equipment, Instruments & Components - 1.4%
Amphenol Corp.-Class A	51,556	5,361,824
Fitbit, Inc.-Class A (a)	215,703	1,501,293
Hitachi Ltd.	8,100	319,010
IPG Photonics Corp. (a)	4,575	650,062
KEMET Corp.	70,843	1,892,925

		9,725,114

IT Services - 3.4%
Accenture PLC-Class A	4,676	940,624
Akamai Technologies, Inc. (a)	6,315	550,163
Altran Technologies SA	20,625	322,056
Amadeus IT Group SA-Class A	10,090	802,810
Atos SE	4,230	359,309
Automatic Data Processing, Inc.	9,990	1,706,092
Booz Allen Hamilton Holding Corp.	14,236	1,035,811
Capgemini SE	6,480	766,543
Carbonite, Inc. (a)	15,949	366,827
CGI, Inc. (a)	4,390	363,779
Cognizant Technology Solutions Corp.-Class A	47,950	3,074,074
Fidelity National Information Services, Inc.	5,280	729,432
Global Payments, Inc.	2,876	520,844
Mastercard, Inc.-Class A	27,369	7,998,043
Paychex, Inc.	17,540	1,510,545
Visa, Inc.-Class A	19,065	3,517,684

		24,564,636

Semiconductors & Semiconductor Equipment - 0.9%
Cypress Semiconductor Corp.	96,007	2,251,364
Intel Corp.	20,748	1,204,421
Lam Research Corp.	2,300	613,709
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	31,840	1,690,386
Texas Instruments, Inc.	7,703	925,978

		6,685,858

Software - 4.5%
Avaya Holdings Corp. (a)	8,861	113,155
Cadence Design Systems, Inc. (a)	10,028	704,467
Check Point Software Technologies Ltd. (a)	13,120	1,546,586
Citrix Systems, Inc.	5,960	672,348
Constellation Software, Inc./Canada	1,343	1,435,725
Fortinet, Inc. (a)	7,082	744,389
Microsoft Corp.	110,552	16,735,361
Monitronics International, Inc. (a)	2,230	20,962
Monitronics International, Inc. (a)(b)(c)(d)	2,239	18,942

Company	Shares	U.S. $ Value
Nice Ltd. (a)	10,275	$1,556,219
NortonLifeLock, Inc.	29,120	725,088
Oracle Corp.	45,510	2,554,931
Oracle Corp. Japan	16,700	1,537,838
ServiceNow, Inc. (a)	2,910	823,646
Sophos Group PLC (e)	49,306	359,984
Synopsys, Inc. (a)	5,200	733,408
Trend Micro, Inc./Japan	35,400	1,912,855

		32,195,904

Technology Hardware, Storage & Peripherals - 1.3%
Apple, Inc.	17,899	4,783,508
Hewlett Packard Enterprise Co.	34,330	543,444
HP, Inc.	38,850	780,108
Samsung Electronics Co., Ltd.	54,137	2,314,295
Seagate Technology PLC	12,330	735,854

		9,157,209

		84,423,949

Health Care - 8.7%
Biotechnology - 1.1%
Achillion Pharmaceuticals, Inc. (a)	119,527	742,263
Amgen, Inc.	3,263	765,891
Exact Sciences Corp. (a)	4,390	355,634
Gilead Sciences, Inc.	34,591	2,325,899
Ra Pharmaceuticals, Inc. (a)	31,221	1,458,957
Spark Therapeutics, Inc. (a)	11,389	1,265,774
Vertex Pharmaceuticals, Inc. (a)	2,735	606,486

		7,520,904

Health Care Equipment & Supplies - 1.8%
Abbott Laboratories	75,057	6,413,621
Baxter International, Inc.	9,474	776,584
Koninklijke Philips NV	41,022	1,904,648
Medtronic PLC	8,773	977,225
ResMed, Inc.	1,682	251,627
STERIS PLC	1,080	163,231
Stryker Corp.	2,571	526,695
Wright Medical Group NV (a)	63,207	1,881,672

		12,895,303

Health Care Providers & Services - 1.6%
Anthem, Inc.	17,541	5,063,385
Galenica AG (a)(e)	13,410	806,835
Henry Schein, Inc. (a)	22,433	1,545,634
Sinopharm Group Co., Ltd.-Class H	37,600	124,183
UnitedHealth Group, Inc.	5,660	1,584,064
WellCare Health Plans, Inc. (a)	7,236	2,330,499

		11,454,600

Health Care Technology - 0.1%
Cerner Corp.	10,570	756,706

Company	Shares	U.S. $ Value
Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	8,278	$668,614
IQVIA Holdings, Inc. (a)	35,445	5,174,261
Pacific Biosciences of California, Inc. (a)	176,182	905,576

		6,748,451

Pharmaceuticals - 3.2%
Allergan PLC	11,467	2,120,707
Astellas Pharma, Inc.	43,200	737,543
Bristol-Myers Squibb Co.	17,080	972,535
Eli Lilly & Co.	8,630	1,012,731
GlaxoSmithKline PLC	11,594	263,410
Horizon Therapeutics PLC (a)	1,435	47,039
Johnson & Johnson	10,545	1,449,832
Medicines Co. (The)(a)(f)	13,067	1,100,242
Merck & Co., Inc.	30,380	2,648,528
Mitsubishi Tanabe Pharma Corp.	23,000	421,152
Novo Nordisk A/S-Class B	19,090	1,073,090
Pfizer, Inc.	23,779	915,967
Roche Holding AG	14,776	4,555,334
Sanofi	7,830	729,902
Zoetis, Inc.	40,345	4,862,380

		22,910,392

		62,286,356

Financials - 8.3%
Banks - 3.2%
Banco do Brasil SA	11,200	126,478
Bank Leumi Le-Israel BM	230,110	1,667,697
Bank of Communications Co., Ltd.-Class A	190,700	149,545
Bank of Nanjing Co., Ltd.	48,400	56,968
China Everbright Bank Co., Ltd.	245,080	144,047
China Minsheng Banking Corp., Ltd.-Class H	224,000	155,917
Chongqing Rural Commercial Bank Co., Ltd.-Class H	67,000	33,292
CIT Group, Inc.	13,910	633,183
Citigroup, Inc.	22,363	1,679,909
Credicorp Ltd.	3,410	720,158
DBS Group Holdings Ltd.	160,200	2,956,486
DNB ASA	28,347	475,547
Grupo Financiero Banorte SAB de CV-Class O	25,385	133,160
Hang Seng Bank Ltd.	19,800	403,625
IBERIABANK Corp.	394	28,758
JPMorgan Chase & Co.	12,477	1,643,970
Jyske Bank A/S (a)	47,683	1,582,062
KBC Group NV	12,140	883,683
PNC Financial Services Group, Inc. (The)	7,160	1,096,984
Royal Bank of Canada	14,550	1,191,012
SunTrust Banks, Inc.	34,036	2,411,110
Toronto-Dominion Bank (The)	22,529	1,299,026
Valley National Bancorp	106,449	1,232,679
Wells Fargo & Co.	40,699	2,216,468

		22,921,764

Capital Markets - 2.9%
BlackRock, Inc.-Class A	1,776	878,960
Charles Schwab Corp. (The)	125,370	6,205,815

Company	Shares	U.S. $ Value
China Cinda Asset Management Co., Ltd.-Class H	725,000	$150,957
CI Financial Corp.	10,430	164,267
CME Group, Inc.-Class A	12,429	2,519,731
Franklin Resources, Inc.	19,788	543,972
Japan Exchange Group, Inc.	25,800	439,198
Julius Baer Group Ltd. (a)	62,177	2,928,810
Korea Investment Holdings Co., Ltd.	2,132	129,787
Moody’s Corp.	1,870	423,873
NH Investment & Securities Co., Ltd.	13,660	143,740
Partners Group Holding AG	1,260	1,062,612
S&P Global, Inc.	2,230	590,169
Singapore Exchange Ltd.	300,500	1,944,097
TD Ameritrade Holding Corp.	42,535	2,204,589

		20,330,577

Consumer Finance - 0.1%
Ally Financial, Inc.	22,269	709,045
Samsung Card Co., Ltd.	5,020	157,885

		866,930

Diversified Financial Services - 0.7%
Berkshire Hathaway, Inc.-Class B (a)	17,304	3,812,071
Far East Horizon Ltd.	141,000	128,018
Investor AB-Class B	755	39,909
Pargesa Holding SA	7,542	595,245
Voya Financial, Inc.	5,178	301,774

		4,877,017

Insurance - 1.4%
Admiral Group PLC	28,700	793,458
Aegon NV	68,444	308,231
American Financial Group, Inc./OH	9,001	987,500
BB Seguridade Participacoes SA	18,400	149,722
Everest Re Group Ltd.	92	24,956
Fidelity National Financial, Inc.	31,068	1,479,769
Gjensidige Forsikring ASA	11,777	221,484
iA Financial Corp., Inc.	6,730	344,531
Japan Post Holdings Co., Ltd.	22,200	208,824
Manulife Financial Corp.	18,873	371,265
MetLife, Inc.	6,662	332,500
PICC Property & Casualty Co., Ltd.-Class H	140,000	161,992
Porto Seguro SA	10,800	153,058
Poste Italiane SpA (e)	7,520	87,662
Power Financial Corp.	12,710	310,789
Progressive Corp. (The)	12,990	948,920
Prudential Financial, Inc.	1,048	98,114
Reinsurance Group of America, Inc.-Class A	4,710	779,317
RenaissanceRe Holdings Ltd.	773	145,579
Sampo Oyj-Class A	21,230	858,457
Swiss Re AG	5,030	544,830
Zurich Insurance Group AG	2,300	902,646

		10,213,604

Thrifts & Mortgage Finance - 0.0%
Essent Group Ltd.	1,869	102,141

Company	Shares	U.S. $ Value
United Community Financial Corp./OH	12,064	$134,031

		236,172

		59,446,064

Consumer Discretionary - 7.8%
Auto Components - 0.6%
Aptiv PLC	37,256	3,497,593
ATD New Holdings, Inc. (a)(c)(d)	2,609	65,225
Magna International, Inc.-Class A (Canada)	5,940	327,252

		3,890,070

Automobiles - 0.1%
Fiat Chrysler Automobiles NV	24,630	362,498
Hyundai Motor Co.	1,284	131,757
Nissan Motor Co., Ltd.	27,700	171,048

		665,303

Diversified Consumer Services - 0.6%
H&R Block, Inc. (f)	24,377	594,311
Service Corp. International/US	85,380	3,758,428

		4,352,739

Hotels, Restaurants & Leisure - 2.0%
Aristocrat Leisure Ltd.	57,260	1,315,083
Caesars Entertainment Corp. (a)	173,989	2,268,817
Choice Hotels International, Inc.	5,063	492,377
Compass Group PLC	56,178	1,376,494
eDreams ODIGEO SA (a)	29,487	132,554
Las Vegas Sands Corp.	29,515	1,852,066
Marriott International, Inc./MD-Class A	6,938	973,818
McDonald’s Corp.	5,160	1,003,517
Starbucks Corp.	13,619	1,163,471
Stars Group, Inc. (The) (a)(f)	91,025	2,210,997
Transat AT, Inc. (a)	77,327	949,487
Yum China Holdings, Inc.	14,860	661,567

		14,400,248

Household Durables - 0.5%
Auto Trader Group PLC	170,443	1,238,018
DR Horton, Inc.	3,410	188,744
Hovnanian Enterprises, Inc.-Class A (a)(f)	318	7,091
Lennar Corp.-Class A	10,260	612,009
NVR, Inc. (a)	190	720,459
Taylor Wimpey PLC	43,010	96,883
William Lyon Homes-Class A (a)	40,683	849,461
Woongjin Coway Co., Ltd.	2,230	169,164

		3,881,829

Internet & Direct Marketing Retail - 1.1%
Alibaba Group Holding Ltd. (Sponsored ADR)(a)	2,950	590,000
Amazon.com, Inc. (a)	924	1,663,939
Booking Holdings, Inc. (a)	974	1,854,525
eBay, Inc.	18,263	648,702
Naspers Ltd.-Class N	14,787	2,106,884

Company	Shares	U.S. $ Value
Prosus NV (a)	12,729	$867,715

		7,731,765

Multiline Retail - 0.3%
Dollar General Corp.	8,710	1,370,606
Next PLC	6,019	525,915

		1,896,521

Specialty Retail - 1.8%
AutoZone, Inc. (a)	970	1,142,582
GrandVision NV (e)	50,970	1,544,289
Home Depot, Inc. (The)	5,231	1,153,488
O’Reilly Automotive, Inc. (a)	300	132,684
Ross Stores, Inc.	14,567	1,691,957
Tiffany & Co.	8,288	1,108,934
TJX Cos., Inc. (The)	58,134	3,553,732
Ulta Salon Cosmetics & Fragrance, Inc. (a)	10,754	2,514,931

		12,842,597

Textiles, Apparel & Luxury Goods - 0.8%
adidas AG	5,930	1,847,396
Deckers Outdoor Corp. (a)	5,020	844,263
NIKE, Inc.-Class B	16,967	1,586,245
Samsonite International SA (e)	683,700	1,543,066

		5,820,970

		55,482,042

Industrials - 6.3%
Aerospace & Defense - 0.8%
Airbus SE	3,550	521,653
Arconic, Inc.	23,803	736,941
BAE Systems PLC	94,630	700,778
Cobham PLC	845,486	1,729,196
Korea Aerospace Industries Ltd.	4,340	137,184
L3Harris Technologies, Inc.	5,530	1,112,028
MTU Aero Engines AG	1,950	527,892

		5,465,672

Air Freight & Logistics - 0.4%
CH Robinson Worldwide, Inc.	16,339	1,255,653
Hyundai Glovis Co., Ltd.	1,098	140,048
Kuehne & Nagel International AG	2,420	393,329
SG Holdings Co., Ltd.	25,400	609,844
ZTO Express Cayman, Inc. (ADR)	10,619	225,972

		2,624,846

Airlines - 0.2%
Qantas Airways Ltd.	335,710	1,660,455

Building Products - 0.8%
Allegion PLC	27,368	3,284,981
Continental Building Products, Inc. (a)	40,136	1,476,603
Johnson Controls International PLC	16,800	719,544

		5,481,128

Company	Shares	U.S. $ Value
Commercial Services & Supplies - 1.6%
Advanced Disposal Services, Inc. (a)	65,728	$2,165,738
Copart, Inc. (a)	8,524	758,636
Republic Services, Inc.-Class A	6,550	580,657
Secom Co., Ltd. (f)	39,500	3,354,516
Stericycle, Inc. (a)(f)	67,724	4,254,422

		11,113,969

Construction & Engineering - 0.0%
WillScot Corp. (a)	1,235	21,933

Consumer Cyclical - Automotive - 0.0%
Exide Technologies (a)(b)(d)	12,384	11,641
Exide Technologies (a)(b)(c)	2,460	2,313
Exide Technologies/Old (a)(b)(c)	1,244	1,169

		15,123

Electrical Equipment - 0.0%
Fangda Carbon New Material Co., Ltd.-Class A (a)	84,800	130,117

Industrial Conglomerates - 0.4%
3M Co.	15,749	2,673,708
CITIC Ltd.	114,000	142,711
Toshiba Corp.	8,500	305,319

		3,121,738

Machinery - 0.7%
Dover Corp.	10,199	1,136,985
Mitsubishi Heavy Industries Ltd.	5,200	199,112
PACCAR, Inc.	9,246	752,347
Volvo AB-Class B	27,276	421,686
WABCO Holdings, Inc. (a)	15,956	2,150,071

		4,660,201

Marine - 0.0%
MISC Bhd	20,500	40,018

Professional Services - 1.2%
Experian PLC	30,100	998,451
ManpowerGroup, Inc.	3,114	288,481
RELX PLC	98,446	2,385,018
Thomson Reuters Corp.	4,487	313,749
Verisk Analytics, Inc.-Class A	25,037	3,692,457
Wolters Kluwer NV	17,270	1,240,373

		8,918,529

Road & Rail - 0.0%
Nippon Express Co., Ltd.	4,300	272,906

Trading Companies & Distributors - 0.0%
AerCap Holdings NV (a)	3,233	199,832
Emeco Holdings Ltd. (a)(f)	4,397	5,988
Xiamen C & D, Inc.	119,200	135,714

		341,534

Company	Shares	U.S. $ Value
Transportation Infrastructure - 0.2%
Aena SME SA (e)	740	$135,785
Flughafen Zurich AG	4,250	753,426
International Container Terminal Services, Inc.	49,780	121,089
Westports Holdings Bhd	150,400	150,121

		1,160,421

		45,028,590

Communication Services - 5.2%
Diversified Telecommunication Services - 1.5%
Cogeco Communications, Inc.	7,126	615,498
Comcast Corp.-Class A	100,022	4,415,972
Elisa Oyj	1,340	71,621
HKT Trust & HKT Ltd.-Class SS	653,000	957,666
Inmarsat PLC	306,851	2,156,682
Nippon Telegraph & Telephone Corp.	24,500	1,237,717
Telenor ASA	18,205	332,379
Verizon Communications, Inc.	17,315	1,043,055

		10,830,590

Entertainment - 0.5%
Daiichikosho Co., Ltd.	9,600	475,799
Live Nation Entertainment, Inc. (a)	3,805	265,627
Nintendo Co., Ltd.	4,200	1,626,389
Viacom, Inc.-Class B	39,029	939,428

		3,307,243

Interactive Media & Services - 2.2%
Alphabet, Inc.-Class A (a)	716	933,728
Alphabet, Inc.-Class C (a)	8,280	10,805,069
Facebook, Inc.-Class A (a)	20,520	4,137,653

		15,876,450

Media - 0.0%
Charter Communications, Inc.-Class A (a)	193	90,712
Clear Channel Outdoor Holdings, Inc. (a)	12,473	30,933
DISH Network Corp.-Class A (a)	609	20,810
iHeartMedia, Inc.-Class A (a)(c)(f)	288	4,432

		146,887

Wireless Telecommunication Services - 1.0%
Advanced Info Service PCL	21,300	149,437
China Mobile Ltd.	152,500	1,149,779
DiGi.Com Bhd	78,400	84,142
Globe Telecom, Inc.	3,280	125,223
KDDI Corp.	83,600	2,401,900
PLDT, Inc.	6,210	131,820
SoftBank Group Corp.	42,100	1,637,791
Sprint Corp. (a)	198,135	1,172,959
T-Mobile US, Inc. (a)	640	50,272

		6,903,323

		37,064,493

Company	Shares	U.S. $ Value
Consumer Staples - 3.4%
Beverages - 0.4%
Coca-Cola Bottlers Japan Holdings, Inc.	5,400	$129,814
Coca-Cola European Partners PLC	12,303	620,809
PepsiCo, Inc.	13,889	1,886,543

		2,637,166

Food & Staples Retailing - 0.7%
Casino Guichard Perrachon SA (f)	7,912	348,175
Koninklijke Ahold Delhaize NV	38,080	980,805
Metro, Inc./CN	3,818	167,230
Southeastern Grocers, Inc. Npv (a)(b)(c)(d)	2,013	66,429
Sysco Corp.	15,400	1,240,469
Walmart, Inc.	15,210	1,811,359

		4,614,467

Food Products - 0.8%
Ajinomoto Co., Inc.	14,600	243,449
Danone SA	16,880	1,388,924
General Mills, Inc.	520	27,726
Hershey Co. (The)	730	108,157
Kellogg Co.	9,610	625,803
Morinaga & Co., Ltd./Japan	6,400	326,458
Nestle Malaysia Bhd	4,200	144,143
Nestle SA	9,870	1,024,948
NH Foods Ltd.	6,500	272,728
Salmar ASA	26,700	1,270,997
Tyson Foods, Inc.-Class A	3,601	323,694

		5,757,027

Household Products - 0.7%
Kimberly-Clark Corp.	4,560	621,710
Kimberly-Clark de Mexico SAB de CV-Class A (a)	74,430	142,376
Procter & Gamble Co. (The)	24,140	2,946,529
Reckitt Benckiser Group PLC	18,238	1,431,670

		5,142,285

Personal Products - 0.6%
Avon Products, Inc. (a)	419,000	1,923,210
L’Oreal SA	3,852	1,098,294
Pola Orbis Holdings, Inc.	11,300	278,860
Unilever PLC	22,183	1,314,066

		4,614,430

Tobacco - 0.2%
KT&G Corp.	1,630	135,012
Philip Morris International, Inc.	16,286	1,350,598

		1,485,610

		24,250,985

Materials - 2.4%
Chemicals - 2.0%
Akzo Nobel NV	4,220	404,122
BASF SE	25,630	1,923,855
Ecolab, Inc.	11,337	2,116,278
International Flavors & Fragrances, Inc. (f)	51,735	7,306,534

Company	Shares	U.S. $ Value
Mitsubishi Chemical Holdings Corp.	30,600	$227,089
Nitto Denko Corp.	3,500	196,487
OMNOVA Solutions, Inc. (a)	132,898	1,344,928
PhosAgro PJSC (GDR)(e)	36,669	451,762
Sinopec Shanghai Petrochemical Co., Ltd.	196,390	109,291
Sumitomo Chemical Co., Ltd.	54,700	246,993

		14,327,339

Containers & Packaging - 0.1%
Avery Dennison Corp.	5,240	683,139
Westrock Co.	16	645

		683,784

Metals & Mining - 0.2%
Artsonig Pty Ltd. (b)(c)(d)	51,133	1,841
Constellium SE-Class A (a)	8,939	126,397
Evraz PLC	72,095	345,254
Fortescue Metals Group Ltd.	47,072	309,985
Kirkland Lake Gold Ltd.	5,682	238,650
Neenah Enterprises, Inc. (a)(b)(c)(d)	10,896	6,865
Southern Copper Corp.	16,740	636,622

		1,665,614

Paper & Forest Products - 0.1%
Mondi PLC	27,229	589,487

		17,266,224

Energy - 2.1%
Oil, Gas & Consumable Fuels - 2.1%
Berry Petroleum Corp.	9,804	78,138
Carrizo Oil & Gas, Inc. (a)(f)	206,732	1,325,152
CHC Group LLC (a)(g)	2,966	742
Chevron Corp.	6,247	731,711
Exxon Mobil Corp.	2,892	197,032
Halcon Res Corp. (b)(c)(d)	1	15
HollyFrontier Corp.	9,030	465,496
Inpex Corp.	22,600	220,696
Jagged Peak Energy, Inc. (a)(f)	130,697	871,749
K2016470219 South Africa Ltd.-Series A (b)(c)(d)	465,862	0
K2016470219 South Africa Ltd.-Series B (b)(c)(d)	73,623	0
Kinder Morgan Canada Ltd. (e)	110,805	1,182,877
LUKOIL PJSC (Sponsored ADR)	15,546	1,481,223
Marathon Petroleum Corp.	38,938	2,361,201
Paragon Litigation-Class A (c)(d)	649	130
Paragon Litigation-Class B (c)(d)	974	14,447
Peabody Energy Corp.	1,456	14,094
Phillips 66	4,800	550,656
PTT Exploration & Production PCL	33,800	134,227
Repsol SA	47,560	748,749
Roan Resources, Inc. (a)(f)	99	150
Royal Dutch Shell PLC-Class B	115,311	3,270,981
Tervita Corp. (a)	62,228	351,359
TOTAL SA	10,774	565,148
Triangle Petroleum Corp. (a)(b)(c)(d)	7,408	8

Company	Shares	U.S. $ Value
Valero Energy Corp.	4,370	$417,291
Vantage Drilling International (a)(c)(d)	200	38,000
Yanzhou Coal Mining Co., Ltd.-Class H	136,000	120,216

		15,141,488

Real Estate - 1.0%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Fibra Uno Administracion SA de CV	106,481	162,557
Host Hotels & Resorts, Inc.	39,977	699,198
Japan Retail Fund Investment Corp.	103	234,673
Liberty Property Trust	980	60,388
Merlin Properties Socimi SA	69,940	998,038
Nippon Building Fund, Inc.	125	937,847
Vornado Realty Trust	10,943	706,589

		3,799,290

Real Estate Management & Development - 0.5%
Agile Group Holdings Ltd.	100,000	140,312
CBRE Group, Inc.-Class A (a)	32,710	1,865,124
Guangzhou R&F Properties Co., Ltd.-Class H (f)	72,400	121,685
Nomura Real Estate Holdings, Inc.	12,500	302,378
Vonovia SE	12,700	661,064

		3,090,563

		6,889,853

Utilities - 0.8%
Electric Utilities - 0.4%
Enel SpA	217,641	1,644,948
Manila Electric Co.	21,170	132,898
PPL Corp.	21,584	734,504
Terna Rete Elettrica Nazionale SpA	56,477	362,466

		2,874,816

Gas Utilities - 0.0%
Snam SpA	31,070	154,368

Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	4,270	169,647
Uniper SE	12,590	406,253

		575,900

Multi-Utilities - 0.2%
Canadian Utilities Ltd.-Class A	1,214	35,699
Engie SA	25,970	410,787
Public Service Enterprise Group, Inc.	12,140	720,024
Suez	10,630	157,367

		1,323,877

Water Utilities - 0.1%
Guangdong Investment Ltd.	376,000	777,517

		5,706,478

Total Common Stocks (cost $352,230,579)		412,986,522

Company	Shares		U.S. $ Value
INVESTMENT COMPANIES - 7.5%
Funds and Investment Trusts - 7.5% (h)
Consumer Staples Select Sector SPDR Fund (f)		27,040	$1,676,480
Industrial Select Sector SPDR Fund		17,440	1,430,778
iShares Core U.S. Aggregate Bond ETF		31,900	3,600,234
iShares Global Healthcare ETF (f)		28,040	1,878,400
iShares JP Morgan USD Emerging Markets Bond ETF		12,450	1,395,894
iShares Russell 2000 ETF (f)		591	95,606
iShares US Technology ETF (f)		9,770	2,185,353
VanEck Vectors JP Morgan EM Local Currency Bond ETF-Class E		21,325	702,659
Vanguard Global ex-U.S. Real Estate ETF		295,083	17,840,718
Vanguard Real Estate ETF		209,167	19,467,173
Vanguard Total International Bond ETF		54,960	3,196,473

Total Investment Companies (cost $49,035,984)			53,469,768

	Principal Amount (000)
CORPORATES - NON-INVESTMENT GRADE - 5.3%
Industrial - 4.1%
Basic - 0.4%
Advanced Drainage Systems, Inc.
5.00%, 9/30/27 (e)	U.S.$	16	16,403
AK Steel Corp.
7.00%, 3/15/27		133	114,735
CF Industries, Inc.
3.45%, 6/01/23		78	79,934
4.95%, 6/01/43		3	3,078
5.375%, 3/15/44		76	81,071
Commercial Metals Co.
5.375%, 7/15/27		140	145,414
Crown Americas LLC/Crown Americas Capital Corp. VI
4.75%, 2/01/26 (f)		102	107,249
Eldorado Gold Corp.
9.50%, 6/01/24 (e)		208	222,930
ERP Iron Ore, LLC
9.039%, 12/31/19 (a)(b)(c)(d)(i)(j)		17	17,029
Flex Acquisition Co., Inc.
7.875%, 7/15/26 (e)		148	141,512
FMG Resources August 206 Pty Ltd.
4.50%, 9/15/27 (e)		107	107,081
Freeport-McMoRan, Inc.
3.55%, 3/01/22		99	99,956
3.875%, 3/15/23		186	189,412
5.00%, 9/01/27 (f)		138	141,798
5.25%, 9/01/29		138	142,074
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.
7.375%, 12/15/23 (e)		123	122,158
Joseph T Ryerson & Son, Inc.
11.00%, 5/15/22 (e)		301	318,210

	Principal Amount (000)		U.S. $ Value
Kraton Polymers LLC/Kraton Polymers Capital Corp.
5.25%, 5/15/26 (e)	EUR	100	$113,358
Magnetation LLC/Mag Finance Corp.
11.00%, 5/15/18 (a)(b)(d)(k)(l)	U.S.$	146	1
OCI NV
5.00%, 4/15/23 (e)	EUR	100	114,587
Olin Corp.
5.625%, 8/01/29	U.S.$	83	86,677
Peabody Energy Corp.
6.00%, 3/31/22 (e)(f)		16	15,383
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.125%, 7/15/23 (e)		152	155,929
Sealed Air Corp.
6.875%, 7/15/33 (e)		170	198,650
SPCM SA
4.875%, 9/15/25 (e)		142	146,786
United States Steel Corp.
6.25%, 3/15/26		36	31,021
6.875%, 8/15/25		103	96,637
Valvoline, Inc.
5.50%, 7/15/24		17	17,707
WR Grace & Co.-Conn
5.625%, 10/01/24 (e)		23	24,772

			3,051,552

Capital Goods - 0.4%
ARD Finance SA
5.00% (5.00% Cash or 5.75% PIK), 6/30/27 (e)(j)	EUR	202	222,007
Ball Corp.
4.375%, 12/15/20	U.S.$	88	89,842
5.00%, 3/15/22		142	149,993
BBA US Holdings, Inc.
4.00%, 3/01/28 (e)		55	55,413
5.375%, 5/01/26 (e)		50	52,489
Bombardier, Inc.
5.75%, 3/15/22 (e)		364	369,442
7.50%, 3/15/25 (e)		22	22,303
Clean Harbors, Inc.
4.875%, 7/15/27 (e)		3	3,141
Cleaver-Brooks, Inc.
7.875%, 3/01/23 (e)		34	32,602
Colfax Corp.
6.00%, 2/15/24 (e)		23	24,448
6.375%, 2/15/26 (e)		24	25,957
Gates Global LLC/Gates Global Co.
6.00%, 7/15/22 (e)		49	49,242
6.25%, 1/15/26 (e)		130	129,932
GFL Environmental, Inc.
5.625%, 5/01/22 (e)		157	158,730

	Principal Amount (000)		U.S. $ Value
7.00%, 6/01/26 (e)	U.S.$	8	$8,139
8.50%, 5/01/27 (e)		83	88,650
Granite Holdings US Acquisition Co.
11.00%, 10/01/27 (e)		54	50,262
JELD-WEN, Inc.
4.625%, 12/15/25 (e)		17	17,159
Mauser Packaging Solutions Holding Co.
7.25%, 4/15/25 (e)		51	48,268
Owens-Brockway Glass Container, Inc.
5.00%, 1/15/22 (e)		47	49,194
Stevens Holding Co., Inc.
6.125%, 10/01/26 (e)		18	19,531
Terex Corp.
5.625%, 2/01/25 (e)		30	30,384
TransDigm UK Holdings PLC
6.875%, 5/15/26		265	280,237
TransDigm, Inc.
6.50%, 7/15/24		145	149,523
Triumph Group, Inc.
6.25%, 9/15/24 (e)		14	14,741
7.75%, 8/15/25		139	144,623
Trivium Packaging Finance BV
8.50%, 8/15/27 (e)		219	237,959

			2,524,211

Communications - Media - 0.5%
Altice Financing SA
6.625%, 2/15/23 (e)		162	166,280
7.50%, 5/15/26 (e)		285	303,374
CCO Holdings LLC/CCO Holdings Capital Corp.
5.125%, 2/15/23-5/01/27 (e)		271	282,346
5.25%, 9/30/22		15	15,095
5.375%, 5/01/25 (e)		30	30,841
5.75%, 2/15/26 (e)		3	3,181
Clear Channel Communications, Inc.
Zero Coupon, 12/15/19 (a)(b)(c)(d)		174	0
9.00%, 12/15/19 (b)(c)(d)		1	0
Clear Channel Worldwide Holdings, Inc.
5.125%, 8/15/27 (e)		96	100,009
CSC Holdings LLC
5.375%, 2/01/28 (e)		200	211,682
6.625%, 10/15/25 (e)		6	6,785
10.875%, 10/15/25 (e)		236	265,911
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.375%, 8/15/26 (e)		58	59,039
6.625%, 8/15/27 (e)(f)		47	45,777
DISH DBS Corp.
5.00%, 3/15/23		38	38,646
5.875%, 11/15/24		20	19,980
6.75%, 6/01/21		69	72,567
Gray Television, Inc.

	Principal Amount (000)		U.S. $ Value
5.125%, 10/15/24 (e)	U.S.$	150	$155,382
5.875%, 7/15/26 (e)		85	90,187
iHeartCommunications, Inc.
4.75%, 1/15/28 (e)		35	35,213
5.25%, 8/15/27 (e)		42	43,280
6.375%, 5/01/26		12	12,922
8.375%, 5/01/27		22	23,543
LCPR Senior Secured Financing DAC
6.75%, 10/15/27 (e)		211	218,098
Meredith Corp.
6.875%, 2/01/26		203	209,078
National CineMedia LLC
5.75%, 8/15/26		33	31,976
5.875%, 4/15/28 (e)		67	69,911
Netflix, Inc.
4.875%, 4/15/28		222	227,197
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.625%, 3/15/30 (e)		61	61,505
Radiate Holdco LLC/Radiate Finance, Inc.
6.625%, 2/15/25 (e)		43	42,692
6.875%, 2/15/23 (e)(f)		60	61,215
RR Donnelley & Sons Co.
7.875%, 3/15/21		70	72,762
Scripps Escrow, Inc.
5.875%, 7/15/27 (e)		76	78,066
Sinclair Television Group, Inc.
5.125%, 2/15/27 (e)(f)		150	152,178
Sirius XM Radio, Inc.
5.50%, 7/01/29 (e)		3	3,219
Summer BC Holdco B SARL
5.75%, 10/31/26 (e)	EUR	150	169,815
TEGNA, Inc.
5.00%, 9/15/29 (e)	U.S.$	110	110,409
5.125%, 7/15/20		33	32,746
Univision Communications, Inc.
5.125%, 5/15/23-2/15/25 (e)		66	64,453
Ziggo Bond Co. BV
5.875%, 1/15/25 (e)		44	45,166
Ziggo BV
5.50%, 1/15/27 (e)		268	283,521

			3,916,047

Communications - Telecommunications - 0.4%
Altice France SA/France
7.375%, 5/01/26 (e)		450	480,349
C&W Senior Financing DAC
6.875%, 9/15/27 (e)		200	211,522
CB Idearc, Inc.
Zero Coupon, 3/01/21 (a)(b)(c)(d)		24	0
11.25%, 3/01/21 (b)(c)(d)		1	0
CB T-Mobile USA, Inc.
6.50%, 1/15/24-1/15/26 (a)(b)(c)(d)		150	0

	Principal Amount (000)		U.S. $ Value
CenturyLink, Inc.
Series S
6.45%, 6/15/21	U.S.$	63	$65,707
Series T
5.80%, 3/15/22		93	97,592
Hughes Satellite Systems Corp.
7.625%, 6/15/21		47	50,260
Intelsat Jackson Holdings SA
5.50%, 8/01/23		268	213,116
8.50%, 10/15/24 (e)		58	48,054
9.50%, 9/30/22 (e)		87	97,377
9.75%, 7/15/25 (e)		147	124,330
Level 3 Financing, Inc.
5.25%, 3/15/26		164	171,171
Level 3 Parent LLC
5.75%, 12/01/22		18	18,424
Nexstar Broadcasting, Inc.
5.625%, 7/15/27 (e)		64	67,407
Sprint Capital Corp.
6.875%, 11/15/28		150	159,883
Sprint Communications, Inc.
7.00%, 3/01/20 (e)		149	150,225
Sprint Corp.
7.625%, 3/01/26		39	42,706
7.875%, 9/15/23		39	42,877
T-Mobile USA, Inc.
6.50%, 1/15/26		18	18,993
Telecom Italia Capital SA
6.375%, 11/15/33		136	150,566
7.20%, 7/18/36		148	173,641
7.721%, 6/04/38		71	87,280
Zayo Group LLC/Zayo Capital, Inc.
5.75%, 1/15/27 (e)		205	210,156

			2,681,636

Consumer Cyclical - Automotive - 0.2%
Allison Transmission, Inc.
5.875%, 6/01/29 (e)		57	61,605
American Axle & Manufacturing, Inc.
6.25%, 4/01/25		125	127,556
BCD Acquisition, Inc.
9.625%, 9/15/23 (e)		162	164,143
Cooper-Standard Automotive, Inc.
5.625%, 11/15/26 (e)		106	90,943
Dana, Inc.
5.50%, 12/15/24		33	33,956
Exide International Holdings LP
10.75%, 10/31/21 (b)(d)(l)(m)		114	111,688
Exide Technologies
7.25%, 4/30/27 (b)(d)(j)(l)(n)		144	55,986
11.00% (3.00% Cash and 8.00% PIK), 10/31/24 (b)(d)(j)(l)		92	77,591
IHO Verwaltungs GmbH
3.625% (3.625% Cash or 4.375% PIK), 5/15/25 (e)(j)	EUR	100	114,385

	Principal Amount (000)		U.S. $ Value
Meritor, Inc.
6.25%, 2/15/24	U.S.$	69	$71,147
Navistar International Corp.
6.625%, 11/01/25 (e)		86	88,759
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.
6.25%, 5/15/26 (e)		24	25,519
8.50%, 5/15/27 (e)		285	291,358
Tenneco, Inc.
5.00%, 7/15/26 (f)		167	143,495
Titan International, Inc.
6.50%, 11/30/23		156	129,279
Truck Hero, Inc.
8.50%, 4/21/24 (e)		122	121,423

			1,708,833

Consumer Cyclical - Entertainment - 0.0%
AMC Entertainment Holdings, Inc.
5.75%, 6/15/25 (f)		29	27,413
5.875%, 11/15/26		162	145,964
Mattel, Inc.
5.875%, 12/15/27 (e)		105	105,908
VOC Escrow Ltd.
5.00%, 2/15/28 (e)		3	3,142

			282,427

Consumer Cyclical - Other - 0.4%
Beazer Homes USA, Inc.
5.875%, 10/15/27		51	50,335
6.75%, 3/15/25		46	47,587
Boyd Gaming Corp.
4.75%, 12/01/27 (e)		40	40,396
Brookfield Residential Properties, Inc./Brookfield Residential US Corp.
6.25%, 9/15/27 (e)		106	110,946
Caesars Entertainment Corp.
5.00%, 10/01/24 (n)		26	49,257
Five Point Operating Co. LP/Five Point Capital Corp.
7.875%, 11/15/25 (e)		173	169,377
Forestar Group, Inc.
8.00%, 4/15/24 (e)		67	72,455
Hilton Domestic Operating Co., Inc.
4.875%, 1/15/30		3	3,188
Installed Building Products, Inc.
5.75%, 2/01/28 (e)		31	32,490
International Game Technology PLC
6.50%, 2/15/25 (e)		200	224,282
K. Hovnanian Enterprises, Inc.
10.00%, 7/15/22 (e)		199	167,554
10.50%, 7/15/24 (e)		27	18,900
KB Home
7.00%, 12/15/21		54	58,035
7.50%, 9/15/22		25	27,924

	Principal Amount (000)		U.S. $ Value
Marriott Ownership Resorts, Inc./ILG LLC Series WI
6.50%, 9/15/26	U.S.$	154	$167,723
Mattamy Group Corp.
5.25%, 12/15/27 (e)		53	53,994
Meritage Homes Corp.
7.00%, 4/01/22		11	11,591
MGM Resorts International
5.50%, 4/15/27		117	128,828
PulteGroup, Inc.
5.00%, 1/15/27		21	23,231
6.00%, 2/15/35		130	144,450
7.875%, 6/15/32		151	192,972
Scientific Games International, Inc.
7.00%, 5/15/28 (e)		43	44,770
7.25%, 11/15/29 (e)		42	43,886
Shea Homes LP/Shea Homes Funding Corp.
5.875%, 4/01/23 (e)		18	18,123
6.125%, 4/01/25 (e)		146	151,011
Stars Group Holdings BV/Stars Group US Co-Borrower LLC
7.00%, 7/15/26 (e)		122	132,205
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.
5.875%, 5/15/25 (e)		197	195,481
Taylor Morrison Communities, Inc.
5.75%, 1/15/28 (e)		20	21,395
5.875%, 6/15/27 (e)		3	3,250
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.
5.625%, 3/01/24 (e)		183	196,287
Twin River Worldwide Holdings, Inc.
6.75%, 6/01/27 (e)(f)		72	74,154
Wyndham Hotels & Resorts, Inc.
5.375%, 4/15/26 (e)		3	3,176
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.50%, 3/01/25 (e)		3	3,210

			2,682,463

Consumer Cyclical - Restaurants - 0.1%
1011778 BC ULC/New Red Finance, Inc.
4.375%, 1/15/28 (e)		55	55,197
Golden Nugget, Inc.
8.75%, 10/01/25 (e)		140	148,530
IRB Holding Corp.
6.75%, 2/15/26 (e)		247	257,718

			461,445

Consumer Cyclical - Retailers - 0.1%
JC Penney Corp., Inc.
6.375%, 10/15/36		25	8,205

	Principal Amount (000)		U.S. $ Value
L Brands, Inc.
6.875%, 11/01/35	U.S.$	142	$124,320
Murphy Oil USA, Inc.
5.625%, 5/01/27		6	6,110
PetSmart, Inc.
7.125%, 3/15/23 (e)		155	139,340
Sonic Automotive, Inc.
5.00%, 5/15/23		135	136,565
6.125%, 3/15/27		47	49,588
Staples, Inc.
7.50%, 4/15/26 (e)		90	94,242
10.75%, 4/15/27 (e)		88	90,723
TPro Acquisition Corp.
11.00%, 10/15/24 (e)		67	67,693
William Carter Co. (The)
5.625%, 3/15/27 (e)		47	50,641

			767,427

Consumer Non-Cyclical - 0.4%
Acadia Healthcare Co., Inc.
5.625%, 2/15/23		139	141,850
Air Medical Group Holdings, Inc.
6.375%, 5/15/23 (e)		66	57,869
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
6.625%, 6/15/24		180	188,701
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
5.75%, 3/15/25		60	61,181
Bausch Health Americas, Inc.
8.50%, 1/31/27 (e)		55	62,318
Bausch Health Cos., Inc.
5.50%, 3/01/23-11/01/25 (e)		66	67,022
6.125%, 4/15/25 (e)		72	74,865
7.25%, 5/30/29 (e)		36	40,404
9.00%, 12/15/25 (e)		36	40,724
BCPE Cycle Merger Sub II, Inc.
10.625%, 7/15/27 (e)		75	71,063
Catalent Pharma Solutions, Inc.
4.875%, 1/15/26 (e)		55	56,880
CHS/Community Health Systems, Inc.
6.25%, 3/31/23		161	159,828
8.125%, 6/30/24 (e)		97	75,923
DaVita, Inc.
5.00%, 5/01/25		112	115,528
Eagle Holding Co. II LLC
7.75% (7.75% Cash or 8.50% PIK), 5/15/22 (e)(j)		192	195,226
Envision Healthcare Corp.
8.75%, 10/15/26 (e)		248	101,082
Hadrian Merger Sub, Inc.
8.50%, 5/01/26 (e)		68	67,986
Lamb Weston Holdings, Inc.
4.625%, 11/01/24 (e)		140	148,326

	Principal Amount (000)		U.S. $ Value
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.50%, 4/15/25 (e)	U.S.$	26	$7,615
MEDNAX, Inc.
5.25%, 12/01/23 (e)		10	10,338
6.25%, 1/15/27 (e)		17	17,371
MPH Acquisition Holdings LLC
7.125%, 6/01/24 (e)		159	144,070
Post Holdings, Inc.
5.00%, 8/15/26 (e)		173	181,662
5.625%, 1/15/28 (e)		105	112,721
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.
9.75%, 12/01/26 (e)		328	362,584
Spectrum Brands, Inc.
5.75%, 7/15/25		58	60,795
Sunshine Mid BV
6.50%, 5/15/26 (e)	EUR	103	119,199
Tenet Healthcare Corp.
6.75%, 6/15/23	U.S.$	84	90,888
8.125%, 4/01/22		169	184,748
Vizient, Inc.
6.25%, 5/15/27 (e)		25	27,174
West Street Merger Sub, Inc.
6.375%, 9/01/25 (e)		152	144,677

			3,190,618

Energy - 0.6%
Antero Resources Corp.
5.125%, 12/01/22		114	92,641
Berry Petroleum Co. LLC
6.375%, 9/15/22 (a)(b)(c)(d)		135	0
7.00%, 2/15/26 (e)		71	61,607
California Resources Corp.
8.00%, 12/15/22 (e)		91	25,456
Carrizo Oil & Gas, Inc.
6.25%, 4/15/23 (f)		28	26,780
8.25%, 7/15/25		169	165,522
CHC Group LLC/CHC Finance Ltd. Series AI
Zero Coupon, 10/01/20 (g)(n)		158	39,619
Cheniere Energy Partners LP
4.50%, 10/01/29 (e)		45	45,159
5.25%, 10/01/25		110	113,483
Chesapeake Energy Corp.
7.00%, 10/01/24		200	102,460
Covey Park Energy LLC/Covey Park Finance Corp.
7.50%, 5/15/25 (e)		41	31,962
Denbury Resources, Inc.
7.75%, 2/15/24 (e)		104	77,384
9.25%, 3/31/22 (e)		63	51,937
Diamond Offshore Drilling, Inc.

	Principal Amount (000)		U.S. $ Value
4.875%, 11/01/43	U.S.$	367	$187,421
7.875%, 8/15/25 (f)		43	34,310
Energy Transfer LP
7.50%, 10/15/20		0	357
EP Energy LLC/Everest Acquisition Finance, Inc.
7.75%, 9/01/22 (a)(i)		338	812
9.375%, 5/01/24 (a)(e)(i)		100	2,038
Genesis Energy LP/Genesis Energy Finance Corp.
5.625%, 6/15/24		51	46,047
6.25%, 5/15/26		47	41,032
6.50%, 10/01/25		32	28,833
6.75%, 8/01/22		26	25,465
Global Partners LP/GLP Finance Corp.
7.00%, 6/15/23-8/01/27		79	82,549
Gulfport Energy Corp.
6.00%, 10/15/24		54	37,024
6.375%, 5/15/25-1/15/26		224	144,096
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp.
5.625%, 2/15/26 (e)		197	206,235
HighPoint Operating Corp.
7.00%, 10/15/22		73	66,614
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 10/01/25 (e)		240	207,799
Indigo Natural Resources LLC
6.875%, 2/15/26 (e)		135	122,749
Murphy Oil Corp.
5.875%, 12/01/42 (o)		51	44,424
Nabors Industries, Inc.
5.50%, 1/15/23 (f)		146	128,565
NGL Energy Partners LP/NGL Energy Finance Corp.
7.50%, 11/01/23		181	173,163
Nine Energy Service, Inc.
8.75%, 11/01/23 (e)		68	52,110
Noble Holding International Ltd.
7.75%, 1/15/24 (f)		28	14,280
7.95%, 4/01/25		48	23,420
Parkland Fuel Corp.
6.00%, 4/01/26 (e)		142	151,995
PDC Energy, Inc.
5.75%, 5/15/26		217	205,134
QEP Resources, Inc.
5.25%, 5/01/23		44	41,870
5.375%, 10/01/22		81	79,277
Range Resources Corp.
5.00%, 8/15/22-3/15/23 (f)		88	81,554
5.875%, 7/01/22		13	12,550
Rowan Cos., Inc.
5.85%, 1/15/44		86	33,035
SandRidge Energy, Inc.
7.50%, 2/15/23 (a)(b)(c)(d)		69	0
8.125%, 10/15/22 (a)(b)(c)(d)		113	0
SM Energy Co.

	Principal Amount (000)			U.S. $ Value
5.00%, 1/15/24	U.S.$	66		$60,859
5.625%, 6/01/25		4		3,634
SRC Energy, Inc.
6.25%, 12/01/25		53		52,096
Sunoco LP/Sunoco Finance Corp.
5.50%, 2/15/26		104		108,160
5.875%, 3/15/28		129		136,144
6.00%, 4/15/27		4		4,229
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.25%, 11/15/23		45		45,758
Transocean Phoenix 2 Ltd.
7.75%, 10/15/24 (e)		106		109,847
Transocean Pontus Ltd.
6.125%, 8/01/25 (e)		58		58,432
Transocean, Inc.
6.80%, 3/15/38		96		56,644
7.25%, 11/01/25 (e)		39		34,905
7.50%, 1/15/26 (e)		103		92,653
Valaris PLC
5.20%, 3/15/25		0	**	169
Vantage Drilling International
7.50%, 11/01/19 (a)(b)(c)(d)(k)		111		0
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp.
8.75%, 4/15/23 (e)		286		117,563
Whiting Petroleum Corp.
5.75%, 3/15/21		16		14,680
6.25%, 4/01/23		42		29,005
6.625%, 1/15/26 (f)		54		31,125

				4,064,671

Other Industrial - 0.1%
American Builders & Contractors Supply Co., Inc.
4.00%, 1/15/28 (e)		96		96,097
5.75%, 12/15/23 (e)		178		183,068
H&E Equipment Services, Inc.
5.625%, 9/01/25		58		61,197
IAA, Inc.
5.50%, 6/15/27 (e)		34		35,825
KAR Auction Services, Inc.
5.125%, 6/01/25 (e)		65		66,094
Laureate Education, Inc.
8.25%, 5/01/25 (e)		109		117,734
Performance Food Group, Inc.
5.50%, 10/15/27 (e)		45		48,145

				608,160

Services - 0.2%
Aptim Corp.
7.75%, 6/15/25 (e)		122		69,488
Aramark Services, Inc.
5.00%, 2/01/28 (e)		98		103,066
5.125%, 1/15/24		16		16,792

	Principal Amount (000)		U.S. $ Value
Carlson Travel, Inc.
9.50%, 12/15/24 (e)	U.S.$	200	$200,566
Carriage Services, Inc.
6.625%, 6/01/26 (e)		87	91,089
GW B-CR Security Corp.
9.50%, 11/01/27 (e)		149	153,670
Harsco Corp.
5.75%, 7/31/27 (e)		105	111,002
Monitronics International, Inc.
Zero Coupon, 4/01/20 (a)(b)(c)(d)		120	0
Nielsen Co. Luxembourg SARL (The)
5.50%, 10/01/21 (e)		68	68,208
Prime Security Services Borrower LLC/Prime Finance, Inc.
5.25%, 4/15/24 (e)		3	3,094
9.25%, 5/15/23 (e)		104	109,005
Refinitiv US Holdings, Inc.
6.25%, 5/15/26 (e)		41	44,776
8.25%, 11/15/26 (e)		134	150,435
Sabre GLBL, Inc.
5.25%, 11/15/23 (e)		75	77,059
Team Health Holdings, Inc.
6.375%, 2/01/25 (e)(f)		50	27,739
Verscend Escrow Corp.
9.75%, 8/15/26 (e)		138	148,362

			1,374,351

Technology - 0.2%
APX Group, Inc.
7.875%, 12/01/22		120	119,189
Banff Merger Sub, Inc.
9.75%, 9/01/26 (e)		310	290,575
CommScope, Inc.
5.00%, 6/15/21 (e)		19	19,010
5.50%, 3/01/24 (e)		66	68,557
6.00%, 3/01/26 (e)		83	87,033
8.25%, 3/01/27 (e)		106	106,630
Conduent Finance, Inc./Conduent Business Services LLC
10.50%, 12/15/24 (e)		1	953
Dell International LLC/EMC Corp.
5.875%, 6/15/21 (e)		52	52,791
Dell, Inc.
6.50%, 4/15/38		5	5,328
Infor US, Inc.
6.50%, 5/15/22		140	142,857
NCR Corp.
5.75%, 9/01/27 (e)		40	41,370
6.125%, 9/01/29 (e)		28	29,584
Solera LLC/Solera Finance, Inc.
10.50%, 3/01/24 (e)		188	195,390

			1,159,267

	Principal Amount (000)		U.S. $ Value
Transportation - Services - 0.1%
Algeco Global Finance PLC
8.00%, 2/15/23 (e)	U.S.$	200	$194,396
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.75%, 7/15/27 (e)		23	23,764
Herc Holdings, Inc.
5.50%, 7/15/27 (e)		95	99,700
Hertz Corp. (The)
5.50%, 10/15/24 (e)		15	15,224
6.00%, 1/15/28 (e)		155	154,093
United Rentals North America, Inc.
4.875%, 1/15/28		140	146,038
6.50%, 12/15/26		3	3,283
XPO Logistics, Inc.
6.125%, 9/01/23 (e)		30	30,763
6.75%, 8/15/24 (e)		129	140,071

			807,332

			29,280,440

Financial Institutions - 1.1%
Banking - 0.5%
Allied Irish Banks PLC
7.375%, 12/03/20 (e)(p)	EUR	200	234,959
Banco Bilbao Vizcaya Argentaria SA
5.875%, 9/24/23 (e)(p)		200	237,409
Banco Santander SA
6.75%, 4/25/22 (e)(p)		300	361,528
Barclays PLC
7.25%, 3/15/23 (e)(p)	GBP	200	280,431
CaixaBank SA
6.75%, 6/13/24 (e)(p)	EUR	200	244,599
Citigroup, Inc.
5.95%, 1/30/23 (p)	U.S.$	365	386,440
Citizens Financial Group, Inc.
Series B
6.00%, 7/06/23 (f)(p)		116	122,480
Credit Suisse Group AG
6.25%, 12/18/24 (e)(p)		200	216,056
Credit Suisse Group AG
7.50%, 7/17/23 (e)(p)		206	224,542
Goldman Sachs Group, Inc. (The)
Series P
5.00%, 11/10/22 (f)(p)		210	211,508
Royal Bank of Scotland Group PLC
8.625%, 8/15/21 (p)		320	347,361
Societe Generale SA
8.00%, 9/29/25 (e)(p)		200	232,906
UniCredit SpA
9.25%, 6/03/22 (e)(p)	EUR	200	254,516

			3,354,735

	Principal Amount (000)		U.S. $ Value
Brokerage - 0.1%
Lehman Brothers Holdings, Inc.
5.625%, 1/24/13 (a)(c)(k)	U.S.$	1,030	$13,076
LPL Holdings, Inc.
5.75%, 9/15/25 (e)		202	212,895
NFP Corp.
8.00%, 7/15/25 (e)		106	105,258

			331,229

Finance - 0.2%
CNG Holdings, Inc.
12.50%, 6/15/24 (e)		93	87,058
Compass Group Diversified Holdings LLC
8.00%, 5/01/26 (e)		105	112,582
Curo Group Holdings Corp.
8.25%, 9/01/25 (e)		207	183,125
Enova International, Inc.
8.50%, 9/01/24-9/15/25 (e)		190	176,950
goeasy Ltd.
5.375%, 12/01/24 (e)		63	63,521
Lincoln Financing SARL
3.625%, 4/01/24 (e)	EUR	103	116,690
Navient Corp.
5.00%, 10/26/20	U.S.$	115	117,004
5.50%, 1/25/23		194	205,060
5.875%, 3/25/21		1	1,472
6.50%, 6/15/22		79	85,413
7.25%, 1/25/22-9/25/23		85	94,152
8.00%, 3/25/20		79	80,646
SLM Corp.
5.125%, 4/05/22		30	31,433
TMX Finance LLC/TitleMax Finance Corp.
11.125%, 4/01/23 (e)		112	100,793

			1,455,899

Insurance - 0.1%
Acrisure LLC/Acrisure Finance, Inc.
7.00%, 11/15/25 (e)		105	94,098
10.125%, 8/01/26 (e)		121	124,428
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.75%, 10/15/27 (e)		93	98,281
Genworth Holdings, Inc.
7.625%, 9/24/21 (f)		19	19,580
Polaris Intermediate Corp.
8.50% (8.50% Cash or 9.25% PIK), 12/01/22 (e)(j)		305	252,973
WellCare Health Plans, Inc.
5.375%, 8/15/26 (e)		81	86,308

			675,668

	Principal Amount (000)		U.S. $ Value
Other Finance - 0.1%
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.625%, 7/15/26 (e)	U.S.$	34	$36,027
9.75%, 7/15/27 (e)		225	236,840
Intrum AB
2.75%, 7/15/22 (e)	EUR	65	72,510
3.00%, 9/15/27 (e)		100	106,619
LHC3 PLC
4.125% (4.125% Cash or 4.875% PIK), 8/15/24 (e)(j)		146	166,581
NVA Holdings, Inc.
6.875%, 4/01/26 (e)	U.S.$	120	130,319
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.
6.75%, 6/01/25 (e)		184	189,516

			938,412

REITS - 0.1%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL
5.75%, 5/15/26 (e)		100	104,790
GEO Group, Inc. (The)
6.00%, 4/15/26		30	23,785
Iron Mountain, Inc.
4.375%, 6/01/21 (e)		50	50,017
4.875%, 9/15/27 (e)		3	3,098
5.25%, 3/15/28 (e)		205	213,901
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
5.75%, 2/01/27 (e)		108	120,998
Realogy Group LLC/Realogy Co-Issuer Corp.
9.375%, 4/01/27 (e)(f)		204	205,750

			722,339

			7,478,282

Utility - 0.1%
Electric - 0.1%
Calpine Corp.
5.375%, 1/15/23		172	174,367
5.50%, 2/01/24		36	36,263
5.75%, 1/15/25		89	90,772
NRG Energy, Inc.
6.625%, 1/15/27		3	3,248
Talen Energy Supply LLC
4.60%, 12/15/21		1	759
6.50%, 6/01/25		144	109,222
7.25%, 5/15/27 (e)		37	37,956
10.50%, 1/15/26 (e)		152	128,770

	Principal Amount (000)		U.S. $ Value
Texas Competitive/TCEH
11.50%, 10/01/20 (a)(b)(c)(d)	U.S.$	142	$0
Vistra Energy Corp.
5.875%, 6/01/23		18	18,834
Vistra Operations Co. LLC
5.625%, 2/15/27 (e)		143	150,266

			750,457

Total Corporates - Non-Investment Grade (cost $38,510,607)			37,509,179

GOVERNMENTS - TREASURIES - 2.6%
Colombia - 0.1%
Colombian TES
Series B
10.00%, 7/24/24	COP	1,391,900	465,662

Indonesia - 0.5%
Indonesia Treasury Bond
Series FR56
8.375%, 9/15/26	IDR	2,937,000	224,569
Series FR70
8.375%, 3/15/24		1,763,000	133,428
Series FR77
8.125%, 5/15/24		33,389,000	2,510,389
Series FR78
8.25%, 5/15/29		11,489,000	876,031

			3,744,417

Mexico - 0.1%
Mexican Bonos
Series M 20
7.50%, 6/03/27	MXN	9,211	482,816

Russia - 0.1%
Russian Federal Bond - OFZ
Series 6212
7.05%, 1/19/28	RUB	23,770	388,204
Series 6217
7.50%, 8/18/21		40,638	649,153

			1,037,357

United States - 1.8%
U.S. Treasury Notes
1.625%, 8/15/29 (q)	U.S.$	851	838,501
1.75%, 9/30/22 (q)		1,551	1,557,301
2.25%, 2/15/27-8/15/27 (q)		6,800	7,047,156
2.375%, 5/15/29 (q)		3,400	3,574,250

			13,017,208

Total Governments - Treasuries (cost $18,219,594)			18,747,460

	Principal Amount (000)		U.S. $ Value
EMERGING MARKETS - SOVEREIGNS - 1.9%
Angola - 0.1%
Angolan Government International Bond
9.50%, 11/12/25 (e)	U.S.$	386	$429,425

Argentina - 0.1%
Argentine Republic Government International Bond
7.50%, 4/22/26		623	270,694
Series NY
3.75%, 12/31/38		66	25,747
5.875%, 1/11/28		116	46,052
6.875%, 1/26/27-1/11/48		1,793	726,862
5.625%, 1/26/22		48	20,640

			1,089,995

Bahrain - 0.1%
Bahrain Government International Bond
5.625%, 9/30/31 (e)		210	218,751
7.00%, 10/12/28 (e)		200	230,250
6.75%, 9/20/29 (e)		200	227,000

			676,001

Brazil - 0.1%
Brazilian Government International Bond
4.625%, 1/13/28		435	463,547

Cameroon - 0.0%
Republic of Cameroon International Bond
9.50%, 11/19/25 (e)		200	218,563

Costa Rica - 0.1%
Costa Rica Government International Bond
6.125%, 2/19/31 (e)		670	679,045

Dominican Republic - 0.1%
Dominican Republic International Bond
5.95%, 1/25/27 (e)		220	238,975
8.625%, 4/20/27 (e)		425	508,805

			747,780

Ecuador - 0.1%
Ecuador Government International Bond
8.875%, 10/23/27 (e)		500	401,250
10.50%, 3/24/20 (e)		205	201,413

			602,663

Egypt - 0.1%
Egypt Government International Bond
6.20%, 3/01/24 (e)		445	473,925
7.053%, 1/15/32 (e)		200	202,750

	Principal Amount (000)		U.S. $ Value
6.125%, 1/31/22 (e)	U.S.$	407	$422,135

			1,098,810

El Salvador - 0.0%
El Salvador Government International Bond
7.125%, 1/20/50 (e)		150	152,250
7.375%, 12/01/19 (e)		200	199,813

			352,063

Gabon - 0.1%
Gabon Government International Bond
6.375%, 12/12/24 (e)		360	359,550

Ghana - 0.0%
Ghana Government International Bond
10.75%, 10/14/30 (e)		248	308,760

Honduras - 0.1%
Honduras Government International Bond
6.25%, 1/19/27 (e)		180	193,500
7.50%, 3/15/24 (e)		200	220,625

			414,125

Ivory Coast - 0.1%
Ivory Coast Government International Bond
6.375%, 3/03/28 (e)		635	656,431

Kenya - 0.0%
Kenya Government International Bond
7.00%, 5/22/27 (e)		275	287,375

Lebanon - 0.0%
Lebanon Government International Bond
6.85%, 3/23/27 (e)		46	20,743
Series G
6.60%, 11/27/26 (e)		189	85,463
6.65%, 4/22/24 (e)		45	20,194

			126,400

Mongolia - 0.1%
Mongolia Government International Bond
5.125%, 12/05/22 (e)		270	275,400
10.875%, 4/06/21 (e)		200	218,500

			493,900

Nigeria - 0.1%
Nigeria Government International Bond
7.625%, 11/21/25 (e)		550	597,953
6.75%, 1/28/21 (e)		200	207,000
6.50%, 11/28/27 (e)		200	199,313

			1,004,266

	Principal Amount (000)		U.S. $ Value
Oman - 0.1%
Oman Government International Bond
4.125%, 1/17/23 (e)	U.S.$	600	$605,062

Senegal - 0.1%
Senegal Government International Bond
6.25%, 5/23/33 (e)		365	374,923

South Africa - 0.1%
Republic of South Africa Government International Bond
5.875%, 9/16/25		550	599,500

Sri Lanka - 0.1%
Sri Lanka Government International Bond
6.85%, 3/14/24 (e)		200	199,209
7.85%, 3/14/29 (e)		200	194,000
6.20%, 5/11/27 (e)		220	198,521

			591,730

Turkey - 0.1%
Turkey Government International Bond
7.375%, 2/05/25		135	145,589
3.25%, 3/23/23		359	341,948

			487,537

Ukraine - 0.1%
Ukraine Government International Bond
7.75%, 9/01/23-9/01/24 (e)		665	704,282

Venezuela - 0.0%
Venezuela Government International Bond
9.25%, 9/15/27 (a)(c)(i)		815	93,725

Total Emerging Markets - Sovereigns (cost $13,830,766)			13,465,458

CORPORATES - INVESTMENT GRADE - 1.8%
Financial Institutions - 1.1%
Banking - 0.7%
Ally Financial, Inc.
4.125%, 3/30/20		295	296,574
8.00%, 11/01/31		24	33,423
Axis Bank Ltd./Dubai
3.25%, 5/21/20 (e)		200	200,363
Bank of America Corp.
Series AA
6.10%, 3/17/25 (f)(p)		243	270,286
Series DD
6.30%, 3/10/26 (f)(p)		114	131,376
Series Z
6.50%, 10/23/24 (p)		7	7,948
Barclays Bank PLC
6.86%, 6/15/32 (e)(p)		35	42,640

	Principal Amount (000)		U.S. $ Value
BNP Paribas SA
7.625%, 3/30/21 (e)(p)	U.S.$	32	$33,478
BPCE SA
5.70%, 10/22/23 (e)		200	220,852
Citigroup Capital XVIII
1.648% (Sterling LIBOR 3 Month + 0.89%), 6/28/67 (r)	GBP	185	208,645
Credit Agricole SA
8.125%, 12/23/25 (e)(p)	U.S.$	400	482,840
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 6/09/23		222	232,074
DNB Bank ASA
6.50%, 3/26/22 (e)(p)		201	211,753
HSBC Holdings PLC
4.75%, 7/04/29 (e)(p)	EUR	260	314,235
JPMorgan Chase & Co.
Series FF
5.00%, 8/01/24 (p)	U.S.$	192	199,663
Lloyds Banking Group PLC
7.625%, 6/27/23 (e)(p)	GBP	260	375,318
Morgan Stanley
5.00%, 11/24/25	U.S.$	211	237,392
Nordea Bank Abp
6.625%, 3/26/26 (e)(p)		350	383,243
Santander Holdings USA, Inc.
4.40%, 7/13/27		141	151,463
Swedbank AB
Series NC5
5.625%, 9/17/24 (e)(p)		200	203,732
UBS Group AG
7.00%, 2/19/25 (e)(p)		400	451,984
Wells Fargo & Co.
4.125%, 8/15/23		212	224,449

			4,913,731

Insurance - 0.3%
Allstate Corp. (The)
6.50%, 5/15/57		191	236,648
Assicurazioni Generali SpA
5.50%, 10/27/47 (e)	EUR	185	245,672
Caisse Nationale de Reassurance Mutuelle Agricole Groupama
6.00%, 1/23/27		200	279,980
Centene Corp.
4.25%, 12/15/27 (e)	U.S.$	46	47,261
4.625%, 12/15/29 (e)		52	54,400
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (e)		298	394,003
MetLife, Inc.
6.40%, 12/15/36		275	336,207
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (e)		75	128,798
Prudential Financial, Inc.

	Principal Amount (000)		U.S. $ Value
5.20%, 3/15/44	U.S.$	44	$46,717
5.625%, 6/15/43		126	136,821
SCOR SE
3.00%, 6/08/46 (e)	EUR	100	124,315

			2,030,822

REITS - 0.1%
GLP Capital LP/GLP Financing II, Inc.
3.35%, 9/01/24	U.S.$	50	51,092
4.00%, 1/15/30		41	41,518
5.25%, 6/01/25		32	35,186
5.375%, 11/01/23-4/15/26		38	41,444
Healthpeak Properties, Inc.
4.25%, 11/15/23		56	59,866
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27		33	34,768
5.25%, 8/01/26		96	102,561
5.50%, 5/01/24		5	5,098
Sabra Health Care LP/Sabra Capital Corp.
4.80%, 6/01/24		77	82,184
Senior Housing Properties Trust
6.75%, 12/15/21		21	22,510
Service Properties Trust
4.35%, 10/01/24		115	117,939
4.75%, 10/01/26		57	58,247
Spirit Realty LP
4.45%, 9/15/26		13	14,004

			666,417

			7,610,970

Industrial - 0.6%
Basic - 0.1%
ArcelorMittal SA
6.75%, 3/01/41		54	64,105
7.00%, 10/15/39		53	64,229
Braskem Netherlands Finance BV
4.50%, 1/31/30 (e)		200	192,750
Equate Petrochemical BV
3.00%, 3/03/22 (e)		255	255,558
Fresnillo PLC
5.50%, 11/13/23 (e)		200	217,375
Glencore Finance Canada Ltd.
6.00%, 11/15/41 (e)		11	12,768
Glencore Funding LLC
4.00%, 4/16/25 (e)		12	12,573

			819,358

Capital Goods - 0.0%
General Electric Co.
Series D
5.00%, 1/21/21 (p)		122	118,991

Communications - Telecommunications - 0.1%
Qwest Corp.

	Principal Amount (000)		U.S. $ Value
6.75%, 12/01/21	U.S.$	123	$131,422
6.875%, 9/15/33		30	30,109
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
4.738%, 3/20/25 (e)		330	349,945

			511,476

Consumer Cyclical - Automotive - 0.0%
General Motors Co.
5.20%, 4/01/45		140	139,503
6.25%, 10/02/43		185	205,628

			345,131

Consumer Cyclical - Entertainment - 0.0%
Silversea Cruise Finance Ltd.
7.25%, 2/01/25 (e)		213	226,092

Consumer Cyclical - Other - 0.1%
Lennar Corp.
4.75%, 11/29/27		3	3,249
6.25%, 12/15/21		55	58,282
MDC Holdings, Inc.
5.625%, 2/01/20		57	56,909
6.00%, 1/15/43		195	198,753
Standard Industries, Inc./NJ
6.00%, 10/15/25 (e)		74	77,921
Toll Brothers Finance Corp.
4.875%, 3/15/27		27	29,161
5.875%, 2/15/22		86	91,246

			515,521

Consumer Non-Cyclical - 0.1%
Constellation Brands, Inc.
3.75%, 5/01/21		49	50,103
CVS Health Corp.
4.78%, 3/25/38		265	301,379
Universal Health Services, Inc.
4.75%, 8/01/22 (e)		151	152,732

			504,214

Energy - 0.1%
Cenovus Energy, Inc.
6.75%, 11/15/39		4	4,389
Cheniere Corpus Christi Holdings LLC
5.875%, 3/31/25		81	91,023
Energy Transfer Operating LP
4.25%, 3/15/23		108	112,368
6.125%, 12/15/45		135	152,654
7.50%, 10/15/20		152	158,655
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23		95	99,925
Kinder Morgan, Inc./DE
4.30%, 6/01/25		140	151,000
Series G
7.75%, 1/15/32		28	37,948

	Principal Amount (000)		U.S. $ Value
Shell International Finance BV
2.25%, 11/10/20	U.S.$	275	$276,185
Southern Star Central Corp.
5.125%, 7/15/22 (e)		42	42,459

			1,126,606

Technology - 0.1%
Dell International LLC/EMC Corp.
6.02%, 6/15/26 (e)		20	22,860
Nokia Oyj
6.625%, 5/15/39		34	38,615
Seagate HDD Cayman
4.75%, 1/01/25		34	35,952
4.875%, 6/01/27		252	267,483
Western Digital Corp.
4.75%, 2/15/26		132	136,174

			501,084

			4,668,473

Utility - 0.1%
Electric - 0.1%
AES Corp./VA
4.875%, 5/15/23		64	65,098
Duke Energy Corp.
3.95%, 10/15/23		209	220,953
Israel Electric Corp., Ltd.
Series 6
5.00%, 11/12/24 (e)		200	219,937

			505,988

Total Corporates - Investment Grade (cost $12,407,063)			12,785,431

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.9%
Risk Share Floating Rate - 0.9%
Bellemeade Re Ltd.
Series 2018-2A, Class M1B
3.058% (LIBOR 1 Month + 1.35%), 8/25/28 (e)(r)		254	254,235
Series 2018-3A, Class M2
4.458% (LIBOR 1 Month + 2.75%), 10/25/28 (e)(r)		150	151,099
Series 2019-3A, Class M1C
3.658% (LIBOR 1 Month + 1.95%), 7/25/29 (e)(r)		164	164,435
Connecticut Avenue Securities Trust
Series 2018-R07, Class 1B1
6.058% (LIBOR 1 Month + 4.35%), 4/25/31 (e)(r)		51	54,963
Eagle Re Ltd.
Series 2018-1, Class M2
4.708% (LIBOR 1 Month + 3.00%), 11/25/28 (e)(r)		150	150,196

	Principal Amount (000)		U.S. $ Value
Federal Home Loan Mortgage Corp.
Series 2019-DNA3, Class M2
3.758% (LIBOR 1 Month + 2.05%), 7/25/49 (e)(r)	U.S.$	25	$25,102
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN1, Class M2
8.858% (LIBOR 1 Month + 7.15%), 7/25/23 (r)		30	34,156
Series 2013-DN2, Class M2
5.958% (LIBOR 1 Month + 4.25%), 11/25/23 (r)		102	109,502
Series 2014-DN1, Class M3
6.208% (LIBOR 1 Month + 4.50%), 2/25/24 (r)		89	96,053
Series 2014-HQ2, Class M3
5.458% (LIBOR 1 Month + 3.75%), 9/25/24 (r)		131	142,659
Series 2014-HQ3, Class M3
6.458% (LIBOR 1 Month + 4.75%), 10/25/24 (r)		297	313,761
Series 2017-HQA1, Class M2
5.258% (LIBOR 1 Month + 3.55%), 8/25/29 (r)		450	472,116
Federal National Mortgage Association Connecticut Avenue Securities
Series 2013-C01, Class M2
6.958% (LIBOR 1 Month + 5.25%), 10/25/23 (r)		31	33,832
Series 2014-C01, Class M2
6.108% (LIBOR 1 Month + 4.40%), 1/25/24 (r)		63	68,852
Series 2014-C02, Class 1M2
4.308% (LIBOR 1 Month + 2.60%), 5/25/24 (r)		213	222,165
Series 2014-C03, Class 1M2
4.708% (LIBOR 1 Month + 3.00%), 7/25/24 (r)		178	187,434
Series 2014-C04, Class 1M2
6.608% (LIBOR 1 Month + 4.90%), 11/25/24 (r)		183	200,595
Series 2015-C01, Class 1M2
6.008% (LIBOR 1 Month + 4.30%), 2/25/25 (r)		202	215,192
Series 2015-C01, Class 2M2
6.258% (LIBOR 1 Month + 4.55%), 2/25/25 (r)		97	100,187
Series 2015-C02, Class 1M2
5.708% (LIBOR 1 Month + 4.00%), 5/25/25 (r)		203	214,234
Series 2015-C02, Class 2M2
5.708% (LIBOR 1 Month + 4.00%), 5/25/25 (r)		166	172,385
Series 2015-C03, Class 1M2

	Principal Amount (000)		U.S. $ Value
6.708% (LIBOR 1 Month + 5.00%), 7/25/25 (r)	U.S.$	11	$11,541
Series 2015-C03, Class 2M2
6.708% (LIBOR 1 Month + 5.00%), 7/25/25 (r)		233	246,689
Series 2015-C04, Class 2M2
7.258% (LIBOR 1 Month + 5.55%), 4/25/28 (r)		252	268,432
Series 2016-C01, Class 2M2
8.658% (LIBOR 1 Month + 6.95%), 8/25/28 (r)		165	178,820
Series 2016-C03, Class 2M2
7.608% (LIBOR 1 Month + 5.90%), 10/25/28 (r)		346	373,845
Series 2016-C05, Class 2M2
6.158% (LIBOR 1 Month + 4.45%), 1/25/29 (r)		402	423,433
Series 2016-C07, Class 2M2
6.058% (LIBOR 1 Month + 4.35%), 5/25/29 (r)		414	434,307
Series 2017-C01, Class 1B1
7.458% (LIBOR 1 Month + 5.75%), 7/25/29 (r)		440	516,097
Series 2018-C01, Class 1B1
5.258% (LIBOR 1 Month + 3.55%), 7/25/30 (r)		107	112,108
Home Re Ltd.
Series 2018-1, Class M2
4.708% (LIBOR 1 Month + 3.00%), 10/25/28 (e)(r)		235	235,662
Mortgage Insurance-Linked Notes
Series 2019-1, Class M2
4.674% (LIBOR 1 Month + 2.90%), 11/26/29 (e)(r)		365	364,998

			6,549,085

Agency Fixed Rate - 0.0%
Federal National Mortgage Association Grantor Trust
Series 2004-T5, Class AB4
2.363%, 5/28/35		96	92,047

Non-Agency Fixed Rate - 0.0%
Alternative Loan Trust
Series 2006-28CB, Class A14
6.25%, 10/25/36		12	9,985
CSMC Mortgage-Backed Trust
Series 2006-7, Class 3A12
6.25%, 8/25/36		15	11,968

			21,953

Total Collateralized Mortgage Obligations (cost $6,711,073)			6,663,085

	Principal Amount (000)		U.S. $ Value
BANK LOANS - 0.7%
Financial Institutions - 0.1%
Finance - 0.0%
Ellie Mae, Inc.
5.863% (LIBOR 2 Month + 4.00%), 4/17/26 (s)	U.S.$	115	$114,129
Jefferies Finance LLC
5.563% (LIBOR 1 Month + 3.75%), 6/03/26 (t)		32	31,574

			145,703

Insurance - 0.1%
Hub International Limited
5.903% (LIBOR 3 Month + 4.00%), 4/25/25 (t)		125	124,754
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.)
5.702% (LIBOR 1 Month + 4.00%), 9/03/26 (t)		149	148,850

			273,604

			419,307

Industrial - 0.6%
Capital Goods - 0.1%
Brookfield WEC Holdings Inc. (fka Westinghouse Electric Company LLC)
5.202% (LIBOR 1 Month + 3.50%), 8/01/25 (t)		105	104,870
BWay Holding Company
5.234% (LIBOR 3 Month + 3.25%), 4/03/24 (t)		144	140,623
Gardner Denver, Inc.
4.452% (LIBOR 1 Month + 2.75%), 7/30/24 (t)		33	33,306
Granite Holdings US Acquisition Corporation
7.354% (LIBOR 3 Month + 5.25%), 9/30/26 (d)(t)		166	161,435
Panther BF Aggregator 2 L P
5.202% (LIBOR 1 Month + 3.50%), 4/30/26 (d)(t)		60	59,963

			500,197

Communications - Media - 0.0%
Clear Channel Outdoor Holdings
5.202% (LIBOR 1 Month + 3.50%), 8/21/26 (t)		35	35,345
Diamond Sports Group, LLC
4.96% (LIBOR 1 Month + 3.25%), 8/24/26 (t)		32	31,622

	Principal Amount (000)		U.S. $ Value
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.)
5.781% (LIBOR 1 Month + 4.00%), 5/01/26 (t)	U.S.$	37	$37,454
Lcpr Loan Financing LLC
6.765% (LIBOR 1 Month + 5.00%), 10/15/26 (t)		62	62,279
Univision Communications Inc.
4.452% (LIBOR 1 Month + 2.75%), 3/15/24 (t)		110	107,637

			274,337

Communications - Telecommunications - 0.0%
Intelsat Jackson Holdings S.A.
6.432% (LIBOR 6 Month + 4.50%), 1/02/24 (t)		9	8,676
6.625%, 1/02/24		15	14,636
West Corporation
5.702% (LIBOR 1 Month + 4.00%), 10/10/24 (t)		0	302
5.927% (LIBOR 1 Month + 4.00%), 10/10/24 (t)		147	118,386

			142,000

Consumer Cyclical - Automotive - 0.0%
Navistar, Inc.
5.27% (LIBOR 1 Month + 3.50%), 11/06/24 (t)		46	45,526

Consumer Cyclical - Entertainment - 0.0%
Motion Acquisition Limited
10/16/26		77	77,296
Seaworld Parks & Entertainment, Inc. (fka SW Acquisitions Co., Inc.)
4.702% (LIBOR 1 Month + 3.00%), 4/01/24 (t)		60	59,658

			136,954

Consumer Cyclical - Other - 0.0%
Caesars Resort Collection, LLC (fka Caesars Growth Properties Holdings, LLC)
4.452% (LIBOR 1 Month + 2.75%), 12/23/24 (t)		184	182,869
Stars Group Holdings B.V.
5.604% (LIBOR 3 Month + 3.50%), 7/10/25 (t)		32	32,435

			215,304

Consumer Cyclical - Restaurants - 0.0%
Whatabrands LLC
5.035% (LIBOR 1 Month + 3.25%), 8/02/26 (t)		42	42,431

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Retailers - 0.1%
Bass Pro Group, LLC
6.702% (LIBOR 1 Month + 5.00%), 9/25/24 (t)	U.S.$	53	$51,608
PetSmart, Inc.
5.77% (LIBOR 1 Month + 4.00%), 3/11/22 (t)		112	109,213
Serta Simmons Bedding, LLC
9.722% (LIBOR 1 Month + 8.00%), 11/08/24 (t)		69	19,525
Specialty Building Products Holdings, LLC
7.452% (LIBOR 1 Month + 5.75%), 10/01/25 (t)		139	137,974

			318,320

Consumer Non-Cyclical - 0.2%
Air Medical Group Holdings, Inc.
4.972% (LIBOR 1 Month + 3.25%), 4/28/22 (t)		296	278,786
Aldevron, L.l.c.
6.232% (LIBOR 3 Month + 4.25%), 10/12/26 (d)(t)		87	87,579
Alphabet Holding Company, Inc. (Fka Nature’s Bounty)
9.452% (LIBOR 1 Month + 7.75%), 9/26/25 (t)		183	155,710
athenahealth, Inc.
6.401% (LIBOR 3 Month + 4.50%), 2/11/26 (t)		216	215,576
BI-LO, LLC
9.894% (LIBOR 3 Month + 8.00%), 5/31/24 (t)		141	130,526
10.085% (LIBOR 3 Month + 8.00%), 5/31/24 (t)		138	127,620
10.127% (LIBOR 3 Month + 8.00%), 5/31/24 (t)		135	124,509
Regionalcare Hospital Partners Holdings, Inc.
6.202% (LIBOR 1 Month + 4.50%), 11/16/25 (t)		125	125,700
U.S. Renal Care, Inc.
6.75% (LIBOR 1 Month + 5.00%), 6/26/26 (t)		170	161,500

			1,407,506

Energy - 0.1%
California Resources Corporation
12.077% (LIBOR 1 Month + 10.38%), 12/31/21 (t)		113	65,063
CITGO Petroleum Corporation
7.104% (LIBOR 3 Month + 5.00%), 3/28/24 (d)(t)		61	61,513

	Principal Amount (000)		U.S. $ Value
Triton Solar US Acquisition Co.
7.702% (LIBOR 1 Month + 6.00%), 10/29/24 (d)(t)	U.S.$	268	$220,717

			347,293

Other Industrial - 0.0%
American Tire Distributors, Inc.
9.202% (LIBOR 1 Month + 7.50%), 9/02/24 (c)(t)		72	63,207

Services - 0.0%
Allied Universal Holdco LLC (fka USAGM Holdco, LLC)
6.507% (LIBOR 3 Month + 4.25%), 7/10/26 (t)		30	29,647
Garda World Security Corporation
6.66% (LIBOR 3 Month + 4.75%), 10/30/26 (t)		16	15,977
Parexel International Corporation
4.452% (LIBOR 1 Month + 2.75%), 9/27/24 (t)		27	26,302
Team Health Holdings, Inc.
4.452% (LIBOR 1 Month + 2.75%), 2/06/24 (t)		199	139,721
Verscend Holding Corp.
6.202% (LIBOR 1 Month + 4.50%), 8/27/25 (t)		90	90,049

			301,696

Technology - 0.1%
Avaya Inc.
6.015% (LIBOR 1 Month + 4.25%), 12/15/24 (t)		100	95,126
Boxer Parent Company Inc. (fka BMC Software, Inc.)
5.952% (LIBOR 1 Month + 4.25%), 10/02/25 (d)(t)		169	162,354
MTS Systems Corporation
4.96% (LIBOR 1 Month + 3.25%), 7/05/23 (d)(t)		25	24,737
Solera, LLC (Solera Finance, Inc.)
4.452% (LIBOR 1 Month + 2.75%), 3/03/23 (t)		143	140,536
Veritas US Inc.
6.202% (LIBOR 3 Month + 4.50%), 1/27/23 (t)		83	77,136
6.604% (LIBOR 3 Month + 4.50%), 1/27/23 (t)		16	15,065

			514,954

			4,309,725

	Principal Amount (000)		U.S. $ Value
Utility - 0.0%
Electric - 0.0%
Granite Generation LLC
5.452% (LIBOR 1 Month + 3.75%), 11/09/26 (d)(t)	U.S.$	167	$164,495

Total Bank Loans (cost $5,160,750)			4,893,527

EMERGING MARKETS - CORPORATE BONDS - 0.7%
Industrial - 0.6%
Basic - 0.2%
Consolidated Energy Finance SA
6.875%, 6/15/25 (e)		200	189,908
CSN Resources SA
7.625%, 2/13/23 (e)		200	208,625
First Quantum Minerals Ltd.
7.00%, 2/15/21 (e)		10	9,644
7.25%, 5/15/22-4/01/23 (e)(f)		542	545,349
Vedanta Resources Ltd.
6.375%, 7/30/22 (e)		220	214,706

			1,168,232

Capital Goods - 0.0%
Odebrecht Finance Ltd.
5.25%, 6/27/29 (a)(e)(i)		200	16,187

Communications - Telecommunications - 0.0%
Digicel Group One Ltd.
8.25%, 12/30/22 (l)		140	77,550
Digicel Group Two Ltd.
8.25%, 9/30/22 (e)		153	38,107

			115,657

Consumer Cyclical - Other - 0.1%
MGM China Holdings Ltd.
5.375%, 5/15/24 (e)		277	289,032
Wynn Macau Ltd.
4.875%, 10/01/24 (e)		214	217,210
5.50%, 10/01/27 (e)		214	219,685

			725,927

Consumer Cyclical - Retailers - 0.0%
K2016470219 South Africa Ltd.
3.00%, 12/31/22 (j)(l)		37	93
K2016470260 South Africa Ltd.		14	12
25.00%, 12/31/22 (j)(l)

			105

Consumer Non-Cyclical - 0.2%
Cosan Ltd.
5.50%, 9/20/29 (e)		388	400,331

	Principal Amount (000)			U.S. $ Value
MARB BondCo PLC
6.875%, 1/19/25 (e)	U.S.$	200		$210,300
Minerva Luxembourg SA
6.50%, 9/20/26 (e)		220		232,306
Rede D’or Finance SARL
4.95%, 1/17/28 (e)		200		203,062
Tonon Luxembourg SA
6.50% (0.50% Cash and 6.00% PIK), 10/31/24 (b)(d)(j)(l)		4		131
Virgolino de Oliveira Finance SA
10.50%, 1/28/18 (a)(k)(l)		434		15,067

				1,061,197

Energy - 0.1%
Petrobras Global Finance BV
5.093%, 1/15/30 (e)		117		122,207
6.125%, 1/17/22		0	**	347
8.75%, 5/23/26		208		264,680
YPF SA
16.50%, 5/09/22 (l)	ARS	2,493		12,372

				399,606

Other Industrial - 0.0%
KOC Holding AS
6.50%, 3/11/25 (e)	U.S.$	230		240,422

Transportation - Airlines - 0.0%
Guanay Finance Ltd.
6.00%, 12/15/20 (e)		6		6,503
Latam Finance Ltd.
6.875%, 4/11/24 (e)		285		299,991

				306,494

				4,033,827

Financial Institutions - 0.1%
Banking - 0.1%
Fidelity Bank PLC
10.50%, 10/16/22 (e)		200		223,875

Insurance - 0.0%
Ambac LSNI LLC
7.104% (LIBOR 3 Month + 5.00%), 2/12/23 (e)(r)		21		21,122

REITS - 0.0%
China Evergrande Group
8.25%, 3/23/22 (e)		200		186,375

				431,372

Utility - 0.0%
Electric - 0.0%
Light Servicos de Eletricidade SA/Light Energia SA
7.25%, 5/03/23 (e)		171		181,901

	Principal Amount (000)		U.S. $ Value
Terraform Global Operating LLC
6.125%, 3/01/26 (l)	U.S.$	37	$38,462

			220,363

Total Emerging Markets - Corporate Bonds (cost $4,867,381)			4,685,562

EMERGING MARKETS - TREASURIES - 0.6%
Argentina - 0.0%
Argentine Bonos del Tesoro
15.50%, 10/17/26 (c)	ARS	1,161	4,459
18.20%, 10/03/21 (c)		4,691	20,424

			24,883

Brazil - 0.5%
Brazil Letras do Tesouro Nacional
Series LTN
Zero Coupon, 1/01/20	BRL	6,850	1,613,182
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/21		8,037	2,000,886

			3,614,068

South Africa - 0.1%
Republic of South Africa Government Bond
Series 2030
8.00%, 1/31/30	ZAR	11,505	722,473

Total Emerging Markets - Treasuries (cost $4,765,902)			4,361,424

INFLATION-LINKED SECURITIES - 0.4%
Japan - 0.4%
Japanese Government CPI Linked Bond
Series 22
0.10%, 3/10/27
(cost $2,864,534)	JPY	301,123	2,837,305

ASSET-BACKED SECURITIES - 0.2%
Other ABS - Fixed Rate - 0.1%
Marlette Funding Trust
Series 2018-3A, Class C
4.63%, 9/15/28 (e)	U.S.$	125	128,054
SoFi Consumer Loan Program LLC
Series 2017-6, Class C
4.02%, 11/25/26 (e)		360	369,910
Taco Bell Funding LLC
Series 2016-1A, Class A23
4.97%, 5/25/46 (e)		38	40,538

			538,502

	Principal Amount (000)		U.S. $ Value
Autos - Fixed Rate - 0.1%
CPS Auto Trust
Series 2018-C, Class D
4.40%, 6/17/24 (e)	U.S.$	120	$123,893
Exeter Automobile Receivables Trust
Series 2019-2A, Class E
4.68%, 5/15/26 (e)		115	118,187

			242,080

Home Equity Loans - Fixed Rate - 0.0%
CWABS Asset-Backed Certificates Trust
Series 2005-7, Class AF5W
5.054%, 10/25/35		140	140,142
GSAA Home Equity Trust
Series 2006-6, Class AF5
6.241%, 3/25/36		171	81,008

			221,150

Home Equity Loans - Floating Rate - 0.0%
ABFC Trust
Series 2003-WF1, Class A2
2.833% (LIBOR 1 Month + 1.13%), 12/25/32 (r)		30	30,397
Lehman XS Trust
Series 2007-6, Class 3A5
4.656%, 5/25/37		37	36,387

			66,784

Total Asset-Backed Securities (cost $1,046,263)			1,068,516

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.1%
Non-Agency Fixed Rate CMBS - 0.1%
Citigroup Commercial Mortgage Trust
Series 2014-GC23, Class D
4.64%, 7/10/47 (e)		35	35,144
GS Mortgage Securities Trust
Series 2014-GC18, Class D
5.157%, 1/10/47 (e)		71	59,405
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2012-CBX, Class E
5.303%, 6/15/45 (e)		298	287,291
JPMBB Commercial Mortgage Securities Trust
Series 2013-C17, Class D
5.055%, 1/15/47 (e)		71	74,403
Morgan Stanley Capital I Trust
Series 2005-IQ9, Class D
5.00%, 7/15/56 (b)(c)(d)		105	73,993

			530,236

	Principal Amount (000)		U.S. $ Value
Non-Agency Floating Rate CMBS - 0.0%
CLNY
Series 2019-IKPR, Class E
4.029% (LIBOR 1 Month + 2.82%), 11/15/38 (e)(r)	U.S.$	220	$218,744
DBWF Mortgage Trust
Series 2018-GLKS, Class E
4.752% (LIBOR 1 Month + 3.02%), 11/19/35 (e)(r)		100	100,375
Morgan Stanley Capital I Trust
Series 2019-BPR, Class E
6.515% (LIBOR 1 Month + 4.75%), 5/15/36 (e)(r)		39	38,999

			358,118

Total Commercial Mortgage-Backed Securities (cost $914,949)			888,354

COLLATERALIZED LOAN OBLIGATIONS - 0.1%
CLO - Floating Rate - 0.1%
Dryden Senior Loan Fund
Series 2017-49A, Class E
8.303% (LIBOR 3 Month + 6.30%), 7/18/30 (e)(r)		250	237,000
Rockford Tower CLO Ltd.
Series 2017-2A, Class D
5.451% (LIBOR 3 Month + 3.45%), 10/15/29 (e)(r)		306	303,531

Total Collateralized Loan Obligations (cost $560,525)			540,531

QUASI-SOVEREIGNS - 0.0%
Quasi-Sovereign Bonds - 0.0%
Mexico - 0.0%
Petroleos Mexicanos
6.49%, 1/23/27 (e)		51	53,678
6.50%, 1/23/29		41	42,150
6.84%, 1/23/30 (e)		72	75,492
7.69%, 1/23/50 (e)		18	19,296

			190,616

United States - 0.0%
Citgo Holding, Inc.
9.25%, 8/01/24 (e)		50	52,499

Total Quasi-Sovereigns (cost $231,898)			243,115

LOCAL GOVERNMENTS - US MUNICIPAL BONDS - 0.0%
United States - 0.0%
State of California
Series 2010
7.60%, 11/01/40		60	100,262
7.95%, 3/01/36		130	131,902

Total Local Governments - US Municipal Bonds (cost $219,931)			232,164

Company	Shares	U.S. $ Value
PREFERRED STOCKS - 0.0%
Utilities - 0.0%
Electric Utilities - 0.0%
SCE Trust III
Series H
5.75% (f)	1,027	$24,843

Financials - 0.0%
Banks - 0.0%
GMAC Capital Trust I
Series 2
7.695%	868	22,508

Industrials - 0.0%
Consumer Cyclical Services - 0.0%
Hovnanian Enterprises, Inc.
7.625%	1,190	4,629

Total Preferred Stocks (cost $59,106)		51,980

WARRANTS - 0.0%
Communication Services - 0.0%
Media - 0.0%
iHeartMedia, Inc., expiring 5/01/39 (a)(c)	2,165	31,122

Industrials - 0.0%
Construction & Engineering - 0.0%
Willscot Corp., expiring 11/29/22 (a)(b)(c)(d)	1,913	10,043

Information Technology - 0.0%
Software - 0.0%
Avaya Holdings Corp., expiring 12/15/22 (a)	4,686	4,686

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Amplify Energy Corp., expiring 4/21/20 (a)(c)	2,090	0
Halcon Res Corp., expiring 9/09/20 (a)(b)(c)(d)	8	0
Halcon Res Corp., expiring 9/09/20 (a)(b)(c)(d)	6	0
Halcon Res Corp., expiring 9/09/20 (a)(b)(c)(d)(f)	10	0
SandRidge Energy, Inc., A-CW22, expiring 10/04/22 (a)(c)	4,803	24
SandRidge Energy, Inc., B-CW22, expiring 10/04/22 (a)(c)	2,019	4

		28

Total Warrants (cost $54,888)		45,879

Company	Notional Amount (000)			U.S. $ Value
OPTIONS PURCHASED - PUTS - 0.0%
Swaptions - 0.0%
IRS Swaption
Expiration: Feb 2020; Contracts: 480,000;
Exercise Rate: USD 2.07%;
Counterparty: Deutsche Bank AG (a)	USD	480,000		$785
IRS Swaption
Expiration: Feb 2020; Contracts: 1,400,000;
Exercise Rate: USD 2.07%;
Counterparty: Bank of America, NA (a)	USD	1,400,000		2,241
IRS Swaption
Expiration: Feb 2020; Contracts: 1,400,000;
Exercise Rate: USD 2.11%;
Counterparty: Bank of America, NA (a)	USD	1,400,000		1,829

Total Options Purchased - Puts (premiums paid $16,282)				4,855

	Principal Amount (000)
MORTGAGE PASS-THROUGHS - 0.0%
Agency Fixed Rate 30-Year - 0.0%
Federal National Mortgage Association
Series 2006
5.00%, 1/01/36
(cost $149)	U.S.$	0	**	151

	Shares
RIGHTS - 0.0%
Communication Services - 0.0%
Media - 0.0%
DISH Network Corp., expiring 12/09/19 (a) (cost $0)		32		22

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 6.4%
Governments - Treasuries - 3.1%
Japan - 3.0%
Japan Treasury Discount Bill
Series 860
Zero Coupon, 1/08/20	JPY	2,351,150		21,491,203

Nigeria - 0.1%
Nigeria Treasury Bills
Zero Coupon, 4/09/20-9/03/20	NGN	111,982		283,643

Total Governments - Treasuries (cost $22,035,371)				21,774,846

Company	Shares		U.S. $ Value
Investment Companies - 3.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.58% (h)(u)(v) (cost $21,696,358)		21,696,358	$21,696,358

	Principal Amount (000)
U.S. Treasury Bills - 0.3%
U.S. Treasury Bill Zero Coupon, 2/06/20 (q) (cost $1,994,407)	U.S.$	2,000	1,994,262

Total Short-Term Investments (cost $45,726,136)			45,465,466

Total Investments Before Security Lending Collateral for Securities Loaned - 87.0% (cost $557,434,360)			620,945,754

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.4%
Investment Companies - 1.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.58% (h)(u)(v) (cost $10,224,581)		10,224,581	10,224,581

Total Investments - 88.4% (cost $567,658,941) (w)			631,170,335
Other assets less liabilities - 11.6%			82,816,277

Net Assets - 100.0%			$713,986,612

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Canadian Bond Futures	38	March 2020	$4,007,122	$2,800
10 Yr Japan Bond (OSE) Futures	127	December 2019	177,767,501	(2,339,369)
Amsterdam Index Futures	9	December 2019	1,184,450	149
DAX Index Futures	7	December 2019	2,554,123	169,611
Euro Buxl 30 Yr Bond Futures	103	December 2019	23,636,732	(1,445,914)
Euro-BOBL Futures	121	December 2019	17,907,242	(316,665)
Euro-BTP Futures	286	December 2019	44,522,557	(713,699)
Euro-Bund Futures	206	December 2019	38,827,883	(707,873)
Euro-CAC40 10 Futures	53	December 2019	3,444,744	(3,194)
Euro-Schatz Futures	189	December 2019	23,318,731	(118,772)
FTSE 100 Index Futures	18	December 2019	1,714,527	14,352
FTSE/MIB Index Futures	5	December 2019	641,055	39,551
IBEX 35 Index Futures	8	December 2019	821,951	(3,746)
Long Gilt Futures	213	March 2020	36,571,773	(2,647)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
MSCI Emerging Markets Futures	468	December 2019	$24,289,200	$(45,881)
MSCI EAFE Futures	72	December 2019	7,118,280	287,616
OMXS30 Index Futures	74	December 2019	1,337,028	(27,606)
S&P 500 E-Mini Futures	38	December 2019	5,973,030	239,289
S&P Mid 400 E-Mini Futures	45	December 2019	9,045,000	203,923
TOPIX Index Futures	28	December 2019	4,342,533	89,134
U.S. T-Note 2 Yr (CBT) Futures	30	March 2020	6,467,578	(162)
U.S. T-Note 5 Yr (CBT) Futures	260	March 2020	30,931,875	(14,958)
U.S. T-Note 10 Yr (CBT) Futures	79	March 2020	10,219,391	(24,078)
U.S. Ultra Bond (CBT) Futures	184	March 2020	34,540,250	170,712
Sold Contracts
10 Yr Australian Bond Futures	54	December 2019	5,371,148	18,888
10 Yr Mini Japan Government Bond Futures	157	December 2019	21,974,547	239,274
Euro Buxl 30 Yr Bond Futures	31	December 2019	7,113,968	439,232
Euro STOXX 50 Futures	131	December 2019	5,343,310	(252,488)
Euro-BOBL Futures	77	December 2019	11,395,517	201,834
Euro-Bund Futures	132	December 2019	24,880,003	648,632
Euro-Schatz Futures	152	December 2019	18,753,688	117,906
FTSE 100 Index Futures	17	December 2019	1,619,276	(16,377)
Hang Seng Index Futures	18	December 2019	3,027,477	109,699
MSCI EAFE Futures	12	December 2019	1,186,380	(53,654)
MSCI Singapore IX ETS Futures	69	December 2019	1,858,197	9,786
Russell 1000 E-Mini Futures	99	December 2019	8,603,100	(377,204)
Russell 2000 E-Mini Futures	16	December 2019	1,299,040	(38,645)
S&P/TSX 60 Index Futures	28	December 2019	4,290,537	(116,228)
SPI 200 Futures	24	December 2019	2,782,439	(82,270)
TOPIX Index Futures	14	December 2019	2,171,267	(146,409)

				$(3,845,451)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	JPY	154,503	USD	1,421	1/30/20	$2,623
Australia and New Zealand Banking Group Ltd.	CNY	20,204	USD	2,866	12/19/19	(7,373)
Australia and New Zealand Banking Group Ltd.	AUD	2,085	USD	1,426	1/23/20	14,323
Australia and New Zealand Banking Group Ltd.	EUR	2,257	USD	2,528	1/16/20	32,282
Australia and New Zealand Banking Group Ltd.	USD	719	CHF	711	1/10/20	(5,424)
Australia and New Zealand Banking Group Ltd.	USD	1,441	SGD	1,955	1/16/20	(11,114)
Australia and New Zealand Banking Group Ltd.	USD	4,517	CNY	31,772	12/19/19	1,308
Australia and New Zealand Banking Group Ltd.	USD	3,609	HKD	28,270	5/26/20	(1,086)
Bank of America, NA	JPY	2,351,773	USD	21,855	12/16/19	342,703
Bank of America, NA	INR	101,711	USD	1,424	1/16/20	12,188
Bank of America, NA	RUB	43,575	USD	678	1/17/20	4,308
Bank of America, NA	TRY	10,331	USD	1,726	12/05/19	(69,283)
Bank of America, NA	NOK	6,580	USD	716	1/08/20	1,756
Bank of America, NA	EUR	2,592	USD	2,868	1/16/20	2,044
Bank of America, NA	GBP	890	USD	1,085	12/16/19	(66,322)
Bank of America, NA	GBP	616	USD	794	1/10/20	(3,748)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	2,879	SEK	27,744	1/08/20	$25,611
Bank of America, NA	USD	11,689	RUB	751,388	1/17/20	(74,286)
Barclays Bank PLC	INR	321,808	USD	4,474	1/16/20	7,173
Barclays Bank PLC	INR	202,042	USD	2,805	1/16/20	(96)
Barclays Bank PLC	PHP	161,325	USD	3,122	12/06/19	(52,228)
Barclays Bank PLC	NOK	25,943	USD	2,829	1/08/20	14,517
Barclays Bank PLC	CNY	15,374	USD	2,178	2/13/20	(4,658)
Barclays Bank PLC	NZD	16,318	USD	10,422	1/17/20	(61,510)
Barclays Bank PLC	AUD	12,020	USD	8,160	1/23/20	17,999
Barclays Bank PLC	CHF	17,527	USD	17,821	1/10/20	229,880
Barclays Bank PLC	ILS	3,792	USD	1,078	1/15/20	(15,920)
Barclays Bank PLC	EUR	1,730	USD	1,923	1/16/20	10,493
Barclays Bank PLC	GBP	625	USD	806	1/10/20	(3,026)
Barclays Bank PLC	GBP	421	USD	523	12/16/19	(22,172)
Barclays Bank PLC	USD	1,330	EUR	1,202	12/16/19	(4,572)
Barclays Bank PLC	USD	6,917	CHF	6,865	1/10/20	(26,803)
Barclays Bank PLC	USD	8,034	NZD	12,496	1/17/20	(5,419)
Barclays Bank PLC	USD	1,823	EUR	1,625	1/16/20	(26,293)
Barclays Bank PLC	EUR	1,950	NOK	19,352	1/08/20	(54,473)
Barclays Bank PLC	USD	2,542	GBP	1,986	12/16/19	27,547
Barclays Bank PLC	USD	1,614	CAD	2,124	12/16/19	(15,303)
Barclays Bank PLC	CHF	3,586	NOK	32,942	1/16/20	(26,580)
Barclays Bank PLC	USD	2,632	NZD	4,149	1/17/20	33,687
Barclays Bank PLC	USD	6,503	MYR	26,958	2/13/20	(66,355)
Barclays Bank PLC	USD	2,171	CNY	15,112	12/19/19	(21,334)
Barclays Bank PLC	USD	10,767	TRY	64,060	12/05/19	363,561
Barclays Bank PLC	USD	8,724	CNY	62,080	2/13/20	91,330
Barclays Bank PLC	USD	2,898	NOK	26,331	1/08/20	(40,751)
Barclays Bank PLC	USD	1,403	INR	100,189	1/16/20	(12,025)
Barclays Bank PLC	USD	3,532	PHP	179,518	12/06/19	30
Barclays Bank PLC	USD	6,201	TWD	187,767	2/20/20	(12,150)
Barclays Bank PLC	USD	8,454	INR	609,588	1/16/20	7,794
BNP Paribas SA	COP	8,842,915	USD	2,658	1/15/20	150,200
BNP Paribas SA	USD	3,893	CHF	3,840	1/10/20	(38,358)
BNP Paribas SA	USD	2,149	NZD	3,375	1/17/20	19,319
BNP Paribas SA	USD	14,277	NOK	128,237	1/08/20	(363,726)
BNP Paribas SA	USD	9,521	SEK	92,106	1/08/20	120,940
Citibank, NA	IDR	55,257,744	USD	3,896	2/27/20	19,553
Citibank, NA	KRW	1,387,717	USD	1,187	2/06/20	10,135
Citibank, NA	PHP	521,621	USD	10,011	12/06/19	(251,198)
Citibank, NA	NOK	21,468	USD	2,357	1/08/20	27,629
Citibank, NA	SEK	13,970	USD	1,448	1/10/20	(14,427)
Citibank, NA	CNY	12,622	USD	1,785	12/19/19	(9,747)
Citibank, NA	TRY	26,765	USD	4,525	12/05/19	(125,188)
Citibank, NA	SGD	9,791	USD	7,191	1/16/20	28,929
Citibank, NA	BRL	6,866	USD	1,718	12/03/19	96,238
Citibank, NA	PLN	9,607	USD	2,473	1/09/20	19,930
Citibank, NA	CHF	5,347	USD	5,459	1/10/20	92,313
Citibank, NA	TRY	4,126	USD	687	1/21/20	(21,909)
Citibank, NA	GBP	1,669	USD	2,154	1/10/20	(7,535)
Citibank, NA	GBP	1,969	USD	2,443	12/16/19	(104,694)
Citibank, NA	USD	12	INR	842	1/16/20	24
Citibank, NA	USD	1,443	GBP	1,120	1/10/20	8,591
Citibank, NA	USD	1,995	GBP	1,551	12/16/19	11,819
Citibank, NA	USD	1,416	AUD	2,085	1/23/20	(4,360)
Citibank, NA	CHF	2,143	SEK	20,938	1/10/20	41,402
Citibank, NA	USD	2,166	CHF	2,143	1/10/20	(14,758)
Citibank, NA	USD	1,769	PLN	6,739	1/09/20	(47,692)
Citibank, NA	USD	878	TRY	5,091	1/21/20	(4,254)
Citibank, NA	USD	1,047	TRY	6,264	1/21/20	28,652
Citibank, NA	USD	1,626	BRL	6,866	12/03/19	(3,724)
Citibank, NA	USD	2,519	CZK	57,604	1/09/20	(30,749)
Citibank, NA	USD	4,926	CZK	115,560	1/09/20	65,081
Citibank, NA	USD	3,022	PHP	156,882	12/06/19	63,989
Citibank, NA	USD	3,750	JPY	407,657	12/13/19	(21,889)
Citibank, NA	USD	3,004	KRW	3,511,704	2/06/20	(25,647)
Citibank, NA	USD	11,026	IDR	156,404,518	2/27/20	(55,345)
Credit Suisse International	SEK	97,276	USD	9,978	1/08/20	(204,961)
Credit Suisse International	HKD	56,279	USD	7,172	5/26/20	(11,513)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	NOK	58,051	USD	6,401	1/08/20	$102,119
Credit Suisse International	BRL	47,268	USD	11,202	1/03/20	54,946
Credit Suisse International	BRL	50,524	USD	11,963	12/03/19	29,416
Credit Suisse International	TRY	20,153	USD	3,482	12/05/19	(19,917)
Credit Suisse International	USD	5,505	CHF	5,426	1/10/20	(59,534)
Credit Suisse International	USD	3,591	EUR	3,236	1/16/20	(13,456)
Credit Suisse International	USD	11,990	BRL	50,524	12/03/19	(56,623)
Credit Suisse International	USD	771	BRL	3,255	1/03/20	(3,784)
Credit Suisse International	CHF	3,590	SEK	35,367	1/10/20	98,879
Credit Suisse International	USD	1,387	TRY	8,381	1/21/20	52,497
Credit Suisse International	USD	8,879	SEK	86,265	1/08/20	151,003
Credit Suisse International	USD	3,573	HKD	28,009	5/26/20	2,435
Credit Suisse International	USD	3,256	NOK	29,803	1/08/20	(22,031)
Deutsche Bank AG	PEN	19,592	USD	5,854	1/15/20	106,022
Deutsche Bank AG	ILS	5,053	USD	1,438	1/15/20	(19,329)
Deutsche Bank AG	EUR	3,572	USD	3,975	1/16/20	26,797
Deutsche Bank AG	USD	1,818	CHF	1,790	1/10/20	(21,322)
Deutsche Bank AG	USD	1,435	CZK	33,043	1/09/20	(7,464)
Goldman Sachs Bank USA	HUF	4,296,521	USD	14,266	1/09/20	83,253
Goldman Sachs Bank USA	JPY	569,543	USD	5,270	1/30/20	43,085
Goldman Sachs Bank USA	CZK	45,856	USD	1,970	1/09/20	(10,547)
Goldman Sachs Bank USA	MXN	47,918	USD	2,469	1/07/20	32,265
Goldman Sachs Bank USA	BRL	61,071	USD	14,777	12/03/19	351,910
Goldman Sachs Bank USA	SEK	24,817	USD	2,582	1/08/20	(15,413)
Goldman Sachs Bank USA	NOK	9,555	USD	1,034	1/08/20	(2,611)
Goldman Sachs Bank USA	SEK	6,968	USD	710	1/10/20	(19,232)
Goldman Sachs Bank USA	BRL	7,252	USD	1,699	12/20/19	(12,923)
Goldman Sachs Bank USA	GBP	1,108	USD	1,439	1/10/20	2,987
Goldman Sachs Bank USA	CHF	896	USD	907	1/10/20	7,532
Goldman Sachs Bank USA	USD	3,145	CAD	4,187	1/23/20	7,993
Goldman Sachs Bank USA	USD	3,045	EUR	2,737	1/16/20	(19,465)
Goldman Sachs Bank USA	USD	1,440	ILS	4,973	1/15/20	(5,908)
Goldman Sachs Bank USA	USD	14,866	BRL	61,071	12/03/19	(440,736)
Goldman Sachs Bank USA	USD	663	NOK	6,058	1/08/20	(5,369)
Goldman Sachs Bank USA	SEK	21,595	CHF	2,188	1/10/20	(64,334)
Goldman Sachs Bank USA	USD	1,322	CZK	30,173	1/09/20	(18,840)
Goldman Sachs Bank USA	USD	1,512	JPY	162,780	3/16/20	(13,853)
Goldman Sachs Bank USA	USD	1,895	HUF	567,618	1/09/20	(21,322)
Goldman Sachs Bank USA	USD	9,033	JPY	976,206	1/30/20	(73,848)
Goldman Sachs Bank USA	USD	3,546	KRW	4,143,236	2/06/20	(32,989)
HSBC Bank USA	MXN	48,286	USD	2,469	1/07/20	13,849
HSBC Bank USA	CNY	10,063	USD	1,414	12/19/19	(17,194)
HSBC Bank USA	TRY	4,105	USD	676	12/05/19	(37,129)
HSBC Bank USA	CAD	3,806	USD	2,864	1/23/20	(2,730)
HSBC Bank USA	USD	5,775	CHF	5,672	1/10/20	(83,007)
HSBC Bank USA	USD	1,123	ILS	3,872	1/15/20	(6,039)
HSBC Bank USA	USD	1,435	PLN	5,502	1/09/20	(29,494)
HSBC Bank USA	NOK	13,221	EUR	1,290	1/16/20	(8,320)
HSBC Bank USA	USD	1,418	INR	101,854	1/16/20	(4,282)
HSBC Bank USA	USD	1,442	HUF	424,935	1/09/20	(39,284)
HSBC Bank USA	HUF	425,685	EUR	1,294	1/09/20	24,770
HSBC Bank USA	USD	5,270	JPY	569,544	1/30/20	(42,849)
JPMorgan Chase Bank, NA	JPY	210,035	USD	1,943	1/30/20	15,526
JPMorgan Chase Bank, NA	NOK	79,272	USD	8,674	1/08/20	73,081
JPMorgan Chase Bank, NA	AUD	8,739	USD	6,036	1/23/20	116,832
JPMorgan Chase Bank, NA	CHF	10,896	USD	11,024	1/10/20	88,274
JPMorgan Chase Bank, NA	TRY	4,221	USD	702	12/05/19	(31,435)
JPMorgan Chase Bank, NA	GBP	1,801	USD	2,235	12/16/19	(95,710)
JPMorgan Chase Bank, NA	GBP	576	USD	743	1/10/20	(3,126)
JPMorgan Chase Bank, NA	USD	10,493	AUD	15,327	1/23/20	(111,784)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	USD	1,410	TRY	8,218	12/05/19	$17,485
JPMorgan Chase Bank, NA	USD	1,186	SEK	11,423	1/08/20	9,315
JPMorgan Chase Bank, NA	USD	1,431	INR	101,711	1/16/20	(19,060)
Morgan Stanley Capital Services, Inc.	CLP	10,693,872	USD	14,455	1/15/20	1,120,418
Morgan Stanley Capital Services, Inc.	JPY	253,681	USD	2,345	12/13/19	25,600
Morgan Stanley Capital Services, Inc.	JPY	233,270	USD	2,157	1/30/20	16,200
Morgan Stanley Capital Services, Inc.	ZAR	10,556	USD	708	1/23/20	(7,400)
Morgan Stanley Capital Services, Inc.	SEK	7,785	USD	812	1/08/20	(2,666)
Morgan Stanley Capital Services, Inc.	BRL	6,850	USD	1,637	1/08/20	21,989
Morgan Stanley Capital Services, Inc.	BRL	3,901	USD	929	12/20/19	8,447
Morgan Stanley Capital Services, Inc.	NZD	2,231	USD	1,434	1/17/20	321
Morgan Stanley Capital Services, Inc.	EUR	1,098	USD	1,214	12/16/19	2,970
Morgan Stanley Capital Services, Inc.	EUR	583	USD	649	1/16/20	4,143
Morgan Stanley Capital Services, Inc.	EUR	643	TRY	4,139	12/05/19	10,631
Morgan Stanley Capital Services, Inc.	USD	1,805	GBP	1,391	1/10/20	(3,373)
Morgan Stanley Capital Services, Inc.	USD	1,441	CHF	1,420	1/10/20	(15,417)
Morgan Stanley Capital Services, Inc.	USD	2,140	GBP	1,655	1/10/20	3,865
Morgan Stanley Capital Services, Inc.	USD	700	TRY	4,084	1/21/20	1,620
Morgan Stanley Capital Services, Inc.	USD	1,197	TRY	6,963	1/21/20	(1,494)
Morgan Stanley Capital Services, Inc.	USD	1,399	TRY	8,222	12/05/19	29,569
Morgan Stanley Capital Services, Inc.	USD	1,427	MXN	27,492	1/07/20	(28,959)
Morgan Stanley Capital Services, Inc.	USD	886	RUB	56,929	1/17/20	(5,745)
Morgan Stanley Capital Services, Inc.	USD	2,132	INR	154,291	1/16/20	10,105
Morgan Stanley Capital Services, Inc.	USD	1,436	KRW	1,668,367	2/06/20	(21,059)
Natwest Markets PLC	JPY	8,323,311	USD	78,073	12/16/19	1,936,817
Natwest Markets PLC	JPY	160,982	USD	1,488	12/13/19	15,611
Natwest Markets PLC	NOK	13,054	USD	1,428	1/08/20	12,032
Natwest Markets PLC	EUR	10,242	USD	11,289	1/16/20	(33,034)
Natwest Markets PLC	USD	1,431	EUR	1,295	1/08/20	(58)
Natwest Markets PLC	USD	2,158	NZD	3,365	1/17/20	3,604
Natwest Markets PLC	SEK	13,990	EUR	1,292	1/10/20	(37,109)
Natwest Markets PLC	USD	2,850	ZAR	42,373	1/23/20	21,245
Natwest Markets PLC	USD	2,232	TWD	65,630	11/10/20	(29,949)
Natwest Markets PLC	USD	2,474	CLP	1,831,797	1/15/20	(189,970)
Natwest Markets PLC	USD	2,159	KRW	2,506,543	2/06/20	(33,003)
Societe Generale	GBP	1,290	USD	1,609	12/16/19	(60,711)
Standard Chartered Bank	KRW	8,653,318	USD	7,425	2/06/20	87,003
Standard Chartered Bank	NZD	3,367	USD	2,155	1/17/20	(7,819)
Standard Chartered Bank	SGD	1,952	USD	1,439	1/16/20	11,880
Standard Chartered Bank	USD	1,927	EUR	1,730	1/16/20	(14,308)
State Street Bank & Trust Co.	NOK	60,999	USD	6,841	1/08/20	222,374
State Street Bank & Trust Co.	THB	50,917	USD	1,688	1/16/20	921

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	ZAR	42,373	USD	2,842	1/23/20	$(29,916)
State Street Bank & Trust Co.	JPY	28,889	USD	267	3/16/20	1,137
State Street Bank & Trust Co.	MXN	8,817	USD	455	1/07/20	6,260
State Street Bank & Trust Co.	SEK	1,868	USD	194	1/08/20	(1,342)
State Street Bank & Trust Co.	CAD	2,797	USD	2,115	12/16/19	8,631
State Street Bank & Trust Co.	EUR	1,111	USD	1,231	1/16/20	3,002
State Street Bank & Trust Co.	CHF	723	USD	730	1/10/20	5,089
State Street Bank & Trust Co.	CAD	414	USD	311	1/23/20	(683)
State Street Bank & Trust Co.	GBP	1,313	USD	1,636	12/16/19	(62,217)
State Street Bank & Trust Co.	EUR	312	USD	343	12/16/19	(919)
State Street Bank & Trust Co.	EUR	637	USD	714	12/16/19	11,773
State Street Bank & Trust Co.	CAD	355	USD	266	12/16/19	(937)
State Street Bank & Trust Co.	EUR	91	USD	101	3/16/20	(61)
State Street Bank & Trust Co.	USD	1,155	CHF	1,132	1/10/20	(19,179)
State Street Bank & Trust Co.	USD	33	GBP	26	12/16/19	109
State Street Bank & Trust Co.	USD	2,346	EUR	2,117	1/16/20	(5,443)
State Street Bank & Trust Co.	USD	95	CAD	126	12/16/19	(28)
State Street Bank & Trust Co.	USD	102	CAD	136	12/16/19	327
State Street Bank & Trust Co.	USD	345	EUR	313	12/16/19	(201)
State Street Bank & Trust Co.	EUR	327	JPY	38,590	12/16/19	(7,138)
State Street Bank & Trust Co.	USD	130	TRY	749	12/05/19	(183)
State Street Bank & Trust Co.	USD	194	SEK	1,868	1/08/20	1,232
State Street Bank & Trust Co.	USD	1,393	CNY	9,857	12/19/19	9,285
State Street Bank & Trust Co.	JPY	38,689	EUR	327	12/16/19	6,235
State Street Bank & Trust Co.	USD	4,981	NOK	44,415	1/08/20	(161,914)
State Street Bank & Trust Co.	USD	3,232	ZAR	48,186	1/23/20	34,020
State Street Bank & Trust Co.	USD	12,285	MXN	237,930	1/07/20	(185,310)
UBS AG	KRW	1,665,603	USD	1,425	2/06/20	12,446
UBS AG	PHP	346,546	USD	6,804	3/12/20	8,876
UBS AG	JPY	248,475	USD	2,324	12/16/19	51,216
UBS AG	BRL	46,158	USD	11,485	12/03/19	582,327
UBS AG	NOK	13,120	USD	1,437	1/08/20	13,004
UBS AG	GBP	3,870	USD	5,030	1/10/20	17,219
UBS AG	CAD	2,976	USD	2,239	1/23/20	(1,997)
UBS AG	EUR	6,897	USD	7,670	12/16/19	64,188
UBS AG	CAD	1,725	USD	1,301	12/16/19	2,450
UBS AG	CHF	2,832	USD	2,884	1/10/20	41,790
UBS AG	GBP	1,391	USD	1,795	1/10/20	(6,394)
UBS AG	EUR	1,292	GBP	1,102	1/10/20	(285)
UBS AG	USD	11,010	BRL	46,159	12/03/19	(107,749)
UBS AG	USD	7,120	EUR	6,429	1/16/20	(12,452)
UBS AG	USD	670	JPY	72,952	1/30/20	(453)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
UBS AG	USD	6,821	PHP	346,546	12/06/19	$(3,297)

						$3,323,710

CURRENCY OPTIONS WRITTEN

Description/Counterparty	Exercise Price		Expiration Month	Contracts	Notional Amount (000)		Premiums Received	U.S. $ Value
Put
BRL vs. USD/ Morgan Stanley Capital Services LLC (x)	BRL	4.350	12/2019	46,605,900	BRL	46,606	$42,995	$(35,172)
BRL vs. USD/ Bank of America, NA (x)	BRL	4.400	01/2020	15,725,600	BRL	15,726	20,425	(23,572)
RUB vs. USD/ Natwest Markets PLC (x)	RUB	68.325	12/2019	595,315,725	RUB	595,316	107,257	(509)
RUB vs. USD/ Bank of America, NA (x)	RUB	66.600	01/2020	190,209,600	RUB	190,210	21,886	(9,222)

							$192,563	$(68,475)

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	8,930	11/01/21	3 Month LIBOR	1.646%	Quarterly/ Semi-Annual	$936	$—	$936
CHF	870	7/03/29	6 Month LIBOR	(0.244)%	Semi-Annual/ Annual	5,059	22	5,037
NZD	2,620	7/30/29	3 Month BKBM	1.678%	Quarterly/ Semi-Annual	40,510	—	40,510
NOK	1,170	8/05/29	6 Month NIBOR	1.760%	Semi-Annual/ Annual	(1,342)	—	(1,342)
NOK	46,500	9/02/29	6 Month NIBOR	1.520%	Semi-Annual/ Annual	(162,428)	—	(162,428)
CHF	1,600	9/02/29	6 Month LIBOR	(0.610)%	Semi-Annual/ Annual	(52,405)	—	(52,405)
NZD	1,290	9/02/29	3 Month BKBM	1.190%	Quarterly/ Semi-Annual	(21,201)	—	(21,201)
NOK	16,310	9/24/29	6 Month NIBOR	1.681%	Semi-Annual/ Annual	(31,985)	—	(31,985)
CHF	4,570	9/24/29	6 Month LIBOR	(0.383)%	Semi-Annual/ Annual	(24,035)	9	(24,044)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
NZD	3,200	9/24/29	3 Month BKBM	1.248%	Quarterly/Semi-Annual	$(42,722)	$—	$(42,722)
CHF	5,530	10/01/29	6 Month LIBOR	(0.420)%	Semi-Annual/ Annual	(80,945)	—	(80,945)
NZD	1,900	10/01/29	3 Month BKBM	1.220%	Quarterly/Semi-Annual	(28,847)	—	(28,847)
NOK	13,650	10/28/29	6 Month NIBOR	1.835%	Semi-Annual/ Annual	(6,437)	—	(6,437)
SEK	12,060	10/28/29	3 Month STIBOR	0.465%	Quarterly/Annual	(11,844)	—	(11,844)
USD	1,790	11/01/29	1.728%	3 Month LIBOR	Semi-Annual/Quarterly	(2,545)	—	(2,545)
NOK	20,980	11/04/29	6 Month NIBOR	1.861%	Semi-Annual/Annual	(4,724)	—	(4,724)
CHF	7,960	11/04/29	6 Month LIBOR	(0.235)%	Semi-Annual/Annual	28,267	—	28,267

						$(396,688)	$31	$(396,719)

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund		Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	5,530	7/09/24	CPI	#	1.840%	Maturity	$52,792	$—	$52,792

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at November 30, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAHY Series 29, 5 Year Index, 12/20/22*	(5.00)%	Quarterly	2.71%	USD	5	$(361)	$(257)	$(104)
CDX-NAHY Series 29, 5 Year Index, 12/20/22*	(5.00)	Quarterly	2.71	USD	3,542	(266,474)	(186,820)	(79,654)
CDX-NAHY Series 29, 5 Year Index, 12/20/22*	(5.00)	Quarterly	2.71	USD	3,331	(250,587)	(162,398)	(88,189)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at November 30, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-NAHY Series 30, 5 Year Index, 6/20/23*	(5.00)%	Quarterly	2.71%	USD	1,411	$(119,963)	$(77,937)	$(42,026)
CDX-NAHY Series 31, 5 Year Index, 12/20/23*	(5.00)	Quarterly	2.78	USD	1,244	(113,801)	(92,702)	(21,099)
CDX-NAHY Series 32, 5 Year Index, 6/20/24*	(5.00)	Quarterly	3.02	USD	1,778	(159,897)	(142,105)	(17,792)
CDX-NAHY Series 32, 5 Year Index, 6/20/24*	(5.00)	Quarterly	3.02	USD	1,426	(128,203)	(99,373)	(28,830)
iTraxxx Xover Series 28, 5 Year Index, 12/20/22*	(5.00)	Quarterly	1.91	EUR	1,837	(206,347)	(170,508)	(35,839)
Sale Contracts
CDX-NAHY Series 29, 5 Year Index, 12/20/22*	5.00	Quarterly	2.71	USD	5	361	275	86
CDX-NAHY Series 31, 5 Year Index, 12/20/23*	5.00	Quarterly	2.78	USD	1,244	113,801	39,721	74,080
CDX-NAHY Series 32, 5 Year Index, 6/20/24*	5.00	Quarterly	3.02	USD	9,754	877,208	673,649	203,559
CDX-NAHY Series 32, 5 Year Index, 6/20/24*	5.00	Quarterly	3.02	USD	455	40,953	24,204	16,749
CDX-NAHY Series 33, 5 Year Index, 12/20/024*	5.00	Quarterly	3.25	USD	10,602	919,111	604,323	314,788
CDX-NAIG Series 28, 5 Year Index, 6/20/22*	1.00	Quarterly	0.30	USD	84,550	1,667,644	1,023,192	644,452
CDX-NAIG Series 32, 5 Year Index, 6/20/24*	1.00	Quarterly	0.43	USD	1,090	29,219	22,056	7,163
Federative Republic of Brazil 4.250%, 1/07/25, 12/20/24*	1.00	Quarterly	1.25	USD	395	(3,855)	(5,988)	2,133
iTraxxx Europe Series 27, 5 Year Index, 6/20/22*	1.00	Quarterly	0.19	EUR	37,100	941,295	686,730	254,565
iTraxxx Europe Series 31, 5 Year Index, 6/20/24*	1.00	Quarterly	0.41	EUR	970	31,127	24,548	6,579

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at November 30, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
iTraxxx Xover Series 32, 5 Year Index, 12/20/24*	5.00%	Quarterly	2.21%	EUR	4,496	$701,609	$644,229	$57,380
Republic of South Africa, 5.500%, 3/09/20, 12/20/24*	1.00	Quarterly	1.86	USD	330	(12,668)	(12,263)	(405)

						$4,060,172	$2,792,576	$1,267,596

*	Termination date

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at November 30, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00%	Monthly	10.43%	USD	2,500	$(315,820)	$(439,327)	$123,507
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.54	USD	5,800	(362,597)	(574,305)	211,708
Deutsche Bank AG
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	10.43	USD	2,500	(315,819)	(448,693)	132,874
Goldman Sachs International
Avis Budget Group, Inc., 5.250%, 3/15/25, 12/20/23*	5.00	Quarterly	1.46	USD	50	7,343	2,616	4,727

						$(986,893)	$(1,459,709)	$472,816

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Bank of America, NA
MLABVG1	0.09%	Quarterly	USD	34,493	11/16/20	$(818,032)
Barclays Bank PLC
Barclays Capital US Inflation Linked Bonds 1 to 10 Year	LIBOR Plus 0.0025%	Quarterly	USD	134,525	2/01/20	(10,280)
Citibank, NA
CGABROE9	LIBOR Plus 0.20%	Quarterly	USD	4,721	11/16/20	77,996
Goldman Sachs & Co.
Mellanox Technologies Ltd.	LIBOR Plus 0.35%	Annual	USD	1,723	1/05/21	15,368
Mellanox Technologies Ltd.	LIBOR Plus 0.35%	Annual	USD	140	1/05/21	2,600
Goldman Sachs International
Markit iBoxx EUR Contingent Convertible Liquid Developed Market AT1 TRI	EURIBOR	Maturity	EUR	566	12/20/19	3,680
Mellanox Technologies Ltd.	LIBOR Plus 0.35%	Annual	USD	188	1/05/21	2,575
Russell 2000 Total Return Index	LIBOR	Quarterly	USD	9,389	5/15/20	157,327
JPMorgan Chase Bank, NA
Cobham PLC	LIBOR Plus 0.40%	Annual	USD	132	8/14/20	2,512
JPQABACP (1)	0.10%	Quarterly	USD	2,757	7/15/20	(104,385)
JPQABACP (2)	0.10%	Annual	USD	22,996	7/15/20	(3,109,852)
JPQABEUV	EURIBOR Minus 0.05%	Quarterly	USD	1,135	3/16/20	57,783
JPQABEUV	EURIBOR Minus 0.05%	Quarterly	USD	313	3/16/20	9,284
JPQABEUV	EURIBOR Minus 0.05%	Quarterly	USD	324	3/16/20	(277)
Morgan Stanley Capital Services LLC
Bloomberg Commodity Index	0.12%	Quarterly	USD	49,856	12/16/19	(1,984,557)
Sophos Group PLC	LIBOR Plus 0.35%	Annual	USD	157	1/05/21	(387)
UBS AG
MSCI China A Net Return Index USD	LIBOR Minus 4.90%	Quarterly	USD	21,225	1/31/20	(173,732)
Pay Total Return on Reference Obligation
Barclays Bank PLC
Bloomberg Barclays Global-Aggregate Total Return Index Value Hedged USD	LIBOR Minus 0.001%	Quarterly	USD	5,440	4/15/20	(3,389)
Credit Suisse International
CSUSABCD	LIBOR	Quarterly	USD	1,076	9/15/20	9,135
CSUSABCD	LIBOR	Quarterly	USD	382	9/15/20	(8,670)
Goldman Sachs & Co.
BB&T Corp.	LIBOR Minus 0.28%	Annual	USD	758	1/05/21	(8,060)
Charles Schwab Corp. (The)	LIBOR Minus 0.30%	Annual	USD	1,102	1/05/21	(6,255)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Charles Schwab Corp. (The)	LIBOR Minus 0.30%	Annual	USD	1,180	1/05/21	$(17,996)
First Horizon National Corp.	LIBOR Minus 0.30%	Annual	USD	1	1/05/21	8
First Horizon National Corp.	LIBOR Minus 0.30%	Annual	USD	27	1/05/21	(5)
Taylor Morrison Home Corp.	LIBOR Minus 0.29%	Annual	USD	74	1/05/21	(2,088)
Taylor Morrison Home Corp.	LIBOR Minus 0.29%	Annual	USD	682	1/05/21	(31,349)
Goldman Sachs International
BB&T Corp.	LIBOR Plus 0.35%	Annual	USD	1,103	1/05/21	2,536
BB&T Corp.	LIBOR Minus 0.30%	Annual	USD	551	1/05/21	(1,675)
Centene Corp.	LIBOR Minus 0.29%	Annual	USD	169	1/05/21	(15,916)
Centene Corp.	LIBOR Minus 0.30%	Annual	USD	416	1/05/21	(39,233)
Centene Corp.	LIBOR Minus 0.29%	Annual	USD	424	1/05/21	(40,188)
S&P 500 Total Return Index	LIBOR Plus 0.14%	Quarterly	USD	100,001	5/15/20	(617,936)
JPMorgan Chase Bank, NA
Callon Petroleum Co.	LIBOR Minus 0.29%	Annual	USD	587	8/14/20	292,613
Callon Petroleum Co.	LIBOR Minus 0.28%	Annual	USD	296	8/14/20	94,983
Callon Petroleum Co.	LIBOR Minus 0.29%	Annual	USD	169	8/14/20	83,126
Callon Petroleum Co.	LIBOR Minus 0.30%	Annual	USD	134	8/14/20	73,737
Callon Petroleum Co.	LIBOR Minus 0.28%	Annual	USD	42	8/14/20	20,770
Callon Petroleum Co.	LIBOR Minus 0.30%	Annual	USD	93	8/14/20	13,563
CBS Corp.	LIBOR Minus 0.31%	Annual	USD	465	8/14/20	47,383
CBS Corp.	LIBOR Plus 0.40%	Annual	USD	475	8/14/20	44,418
First Defiance Financial Corp.	LIBOR Minus 0.29%	Annual	USD	59	8/14/20	(2,998)
First Defiance Financial Corp.	LIBOR Minus 0.29%	Annual	USD	76	8/14/20	(5,835)
Natura Cosmeticos SA	LIBOR Minus 6.50%	Annual	USD	374	8/14/20	(6,468)
Natura Cosmeticos SA	LIBOR Minus 5.00%	Annual	USD	236	8/14/20	(9,089)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Natura Cosmeticos SA	LIBOR Minus 6.00%	Annual	USD	147	8/14/20	$(9,530)
Natura Cosmeticos SA	LIBOR Plus 0.40%	Annual	USD	301	8/14/20	(12,712)
Natura Cosmeticos SA	LIBOR Minus 2.25%	Annual	USD	261	8/14/20	(13,745)
Natura Cosmeticos SA	LIBOR Minus 6.50%	Annual	USD	648	8/14/20	(23,494)
Pembina Pipeline Corp.	CDOR Minus 0.48%	Annual	USD	446	8/14/20	25,145
Pembina Pipeline Corp.	CDOR Plus 1.63%	Annual	USD	355	8/14/20	22,442
Pembina Pipeline Corp.	CDOR Plus 1.63%	Annual	USD	212	8/14/20	11,865
Pembina Pipeline Corp.	CDOR Plus 1.75%	Annual	USD	78	8/14/20	6,260
Pembina Pipeline Corp.	CDOR Plus 1.63%	Annual	USD	33	8/14/20	2,664
Pembina Pipeline Corp.	CDOR Plus 1.63%	Annual	USD	37	8/14/20	2,089
Pembina Pipeline Corp.	CDOR Plus 1.45%	Annual	USD	26	8/14/20	(100)
Prologis, Inc.	LIBOR Minus 0.28%	Annual	USD		8/14/20	(2,498)
Morgan Stanley Capital Services LLC
AbbVie, Inc.	LIBOR Minus 2.37%	Annual	USD	125	1/27/21	(13,214)
AbbVie, Inc.	LIBOR Minus 2.36%	Annual	USD	155	1/27/21	(16,372)
AbbVie, Inc.	LIBOR Minus 2.36%	Annual	USD	241	1/27/21	(25,446)
AbbVie, Inc.	LIBOR Minus 2.40%	Annual	USD	350	1/27/21	(36,920)
Eldorado Resorts, Inc.	LIBOR Plus 0.30%	Annual	USD	661	1/27/21	19,826
Flutter Entertainment PLC	LIBOR Minus 0.30%	Annual	USD	199	1/27/21	(25,437)
Flutter Entertainment PLC	LIBOR Minus 0.30%	Annual	USD	174	1/27/21	(25,926)
Flutter Entertainment PLC	LIBOR Minus 0.30%	Annual	USD	230	1/27/21	(31,216)
Flutter Entertainment PLC	LIBOR Minus 0.30%	Annual	USD	258	1/27/21	(35,756)
Flutter Entertainment PLC	LIBOR Minus 0.88%	Annual	USD	319	1/27/21	(36,791)
Flutter Entertainment PLC	LIBOR Minus 0.30%	Annual	USD	250	1/27/21	(37,293)
Flutter Entertainment PLC	LIBOR Minus 0.88%	Annual	USD	473	1/27/21	(41,593)
Flutter Entertainment PLC	LIBOR Minus 0.30%	Annual	USD	432	1/27/21	(62,261)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Oritani Financial Corp.	LIBOR Plus 0.30%	Annual	USD	760	1/27/21	$26,146
Oritani Financial Corp.	LIBOR Plus 0.30%	Annual	USD	354	1/27/21	13,992
Oritani Financial Corp.	LIBOR Minus 0.29%	Annual	USD	115	1/27/21	5,107
Oritani Financial Corp.	LIBOR Minus 2.36%	Annual	USD	9	1/27/21	379
Parsley Energy, Inc.	LIBOR Minus 0.28%	Annual	USD	735	1/27/21	76,749
Parsley Energy, Inc.	LIBOR Minus 0.30%	Annual	USD	140	1/27/21	14,615
Swiss Market Index Futures	0.00%	Annual	USD	1,990	12/20/19	(2,033)
T-Mobile US, Inc.	LIBOR Minus 0.25%	Annual	USD	933	1/27/21	57,194
T-Mobile US, Inc.	LIBOR Minus 0.29%	Annual	USD	622	1/27/21	33,962
T-Mobile US, Inc.	LIBOR Minus 0.29%	Annual	USD	41	1/27/21	2,272

						$(6,138,885)

VARIANCE SWAPS

Swap Counterparty & Referenced Obligation	Volatility Strike Rate	Payment Frequency	Notional Amount (000)		Market Value	Upfront Premiums (Paid) Received	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Barclays Bank PLC
JPY/USD 5/27/20*	5.88%	Maturity	USD	633	$(5,798)	$—	$(5,798)
Morgan Stanley & Co. International PLC
FTSE 100 Index 2/21/20*	15.15	Maturity	GBP	374	27,760	—	27,760
UBS AG
Euro STOXX 50 Price EUR Index 2/21/20*	16.60	Maturity	EUR	530	(62,578)	—	(62,578)
S&P/ASX 200 Index 2/20/20*	13.34	Maturity	AUD	1,045	(18,578)	—	(18,578)
Sale Contracts
Citibank, NA
Nasdaq 100 Stock Index 12/20/19*	15.60	Maturity	USD	183	45,995	—	45,995
Russell 2000 Index 12/20/19*	16.70	Maturity	USD	309	97,739	—	97,739
JPMorgan Chase Bank, NA
Nikkei 225 Index 12/13/19*	14.25	Maturity	JPY	25,857	83,478	—	83,478
Nikkei 225 Index 12/13/19*	13.90	Maturity	JPY	23,897	67,873	—	67,873
UBS AG
FTSE 100 Index 12/20/19*	13.05	Maturity	GBP	161	12,493	—	12,493
Nikkei 225 Index 12/13/19*	14.85	Maturity	JPY	13,240	50,258	—	50,258

					$298,642	$—	$298,642

*	Termination date

**	Principal amount less than 500.
(a)	Non-income producing security.
(b)	Fair valued by the Adviser.
(c)	Illiquid security.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2019, the aggregate market value of these securities amounted to $55,333,690 or 7.8% of net assets.

(f)	Represents entire or partial securities out on loan.
(g)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
CHC Group LLC	4/26/17	$34,109	$742	0.00%
CHC Group LLC/CHC Finance Ltd.Series AI Zero Coupon, 10/01/20	4/26/17	176,316	39,619	0.01%

(h)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(i)	Defaulted.
(j)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at November 30, 2019.
(k)	Defaulted matured security.
(l)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.06% of net assets as of November 30, 2019, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Digicel Group One Ltd. 8.25%, 12/30/22	1/09/19	$127,503	$77,550	0.01%
Exide International Holdings LP 10.75%, 10/31/21	10/31/19	104,780	111,688	0.02%
Exide Technologies 11.00%, 10/31/24	12/01/19	242,642	133,577	0.02%
K2016470219 South Africa Ltd. 3.00%, 12/31/22	4/26/17	6,126	93	0.00%
K2016470260 South Africa Ltd. 25.00%, 12/31/22	4/26/17	16,691	12	0.00%
Magnetation LLC/Mag Finance Corp. 11.00%, 5/15/18	4/26/17	15	1	0.00%
Terraform Global Operating LLC 6.125%, 3/01/26	2/08/18	37,000	38,462	0.01%
Tonon Luxembourg SA 6.50%, 10/31/24	4/26/17	1,613	131	0.00%
Virgolino de Oliveira Finance SA 10.50%, 1/28/18	4/26/17	33,435	15,067	0.00%
YPF SA 16.50%, 5/09/22	12/14/17	136,560	12,372	0.00%

(m)	Pays 11% cash or up to 7% PIK and remaining in cash.
(n)	Convertible security.
(o)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at November 30, 2019.
(p)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(q)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.

(r)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at November 30, 2019.
(s)

This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.

(t)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at November 30, 2019.
(u)	Affiliated investments.
(v)	The rate shown represents the 7-day yield as of period end.
(w)

As of November 30, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $90,755,794 and gross unrealized depreciation of investments was $(32,085,810), resulting in net unrealized appreciation of $58,669,984.

(x)	One contract relates to 1 share.

Currency Abbreviation:

ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese Yuan Renminbi
COP	-	Colombian Peso
CZK	-	Czech Koruna
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NGN	-	Nigerian Naira
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thailand Baht
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:	-

ABS	-	Asset-Backed Securities
ADR	-	American Depositary Receipt
ASX	-	Australian Stock Exchange
BKBM	-	Bank Bill Benchmark (New Zealand)
BOBL	-	Bundesobligationen
BTP	-	Buoni del Tesoro Poliennali
CBT	-	Chicago Board of Trade
CDOR	-	Canadian Dealer Offered Rate
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index

CLO	-	Collateralized Loan Obligations
CMBS	-	Commercial Mortgage-Backed Securities
CME	-	Chicago Mercantile Exchange
CPI	-	Consumer Price Index
DAX	-	Deutscher Aktien Index (German Stock Index)
EAFE	-	Europe, Australia, and Far East
ETF	-	Exchange Traded Fund
ETS	-	Emission Trading Scheme
EURIBOR	-	Euro Interbank Offered Rate
FTSE	-	Financial Times Stock Exchange
GDR	-	Global Depositary Receipt
IBEX	-	International Business Exchange
LIBOR	-	London Interbank Offered Rates
MIB	-	Milano Italia Borsa
MSCI	-	Morgan Stanley Capital International
NIBOR	-	Norwegian Interbank Offered Rate
OSE	-	Osaka Securities Exchange
PJSC	-	Public Joint Stock Company
REIT	-	Real Estate Investment Trust
SPDR	-	Standard & Poor’s Depository Receipt
SPI	-	Share Price Index
STIBOR	-	Stockholm Interbank Offered Rate
TOPIX	-	Tokyo Price Index
TSX	-	Toronto Stock Exchange

(1)	The following table represents the 50 largest (long/(short)) equity basket holdings underlying the total return swap with JPQABACP as of November 30, 2019.

Security Description	Shares	Current Notional	Percent of Basket’s Value
MSCI AC World Index IMI	(2,152)	$(4,116,692)	(149.3)%
Royal Dutch Shell PLC - Class B	169	478,640	17.4%
Chevron Corp.	1,958	229,394	8.3%
Total SA	3,968	208,440	7.6%
BP PLC	331	205,407	7.5%
Exxon Mobil Corp.	2,857	194,654	7.1%
Agnico Eagle Mines Ltd.	2,357	140,063	5.1%
EOG Resources, Inc.	1,664	118,006	4.3%
Glencore PLC	327	103,117	3.7%
Repsol SA	6,492	102,290	3.7%
Boliden AB	3,408	87,953	3.2%
Lukoil PJSC - Sponsored ADR	888	84,644	3.1%
PetroChina Co., Ltd.	182,343	84,093	3.1%
Vale SA - Sponsored ADR	6,307	74,167	2.7%
MMC Norilsk Nickel PJSC - ADR	2,279	59,830	2.2%
Motor Oil (Hellas) SA	2,331	54,591	2.0%
Alcoa Corp.	2,669	54,316	2.0%
First Quantum Minerals Ltd.	5,878	53,764	2.0%
Antofagasta PLC	46	52,110	1.9%
Rio Tinto PLC	9	49,904	1.8%
Halliburton Co.	2,194	46,044	1.7%
Mosaic Co./The	2,388	45,493	1.7%
Origin Energy Ltd.	7,450	43,839	1.6%
Detour Gold Corp.	2,337	43,287	1.6%
Newcrest Mining Ltd.	1,935	40,254	1.5%
JXTG Holdings, Inc.	8,811	39,151	1.4%
Continental Resources, Inc./OK	1,179	36,394	1.3%
Lundin Mining Corp.	6,672	36,119	1.3%
Yamato Kogyo Co. Ltd.	1,456	35,843	1.3%
Aker BP ASA	1,220	35,016	1.3%
Tupras-Turkiye Petrol Rafine	1,483	31,983	1.2%
Polyus PJSC - REG S-GDR	590	31,707	1.2%
Cosan SA	1,952	28,674	1.0%
Johnson Matthey PLC	7	27,847	1.0%

Security Description	Shares	Current Notional	Percent of Basket’s Value
S-Oil Corp.	365	$27,571	1.0%
Sumitomo Metal Mining Co., Ltd.	883	26,744	1.0%
Norsk Hydro ASA	7,244	25,641	0.9%
Inpex Corp.	2,570	25,090	0.9%
Nextier Oilfield Solutions, Inc.	4,662	22,333	0.8%
OZ Minerals Ltd.	2,859	20,403	0.7%
Occidental Petroleum Corp.	522	20,127	0.7%
Concho Resources, Inc.	277	20,127	0.7%
Petroleo Brasil-SP Preferred ADR	1,266	17,370	0.6%
SM Energy Co.	2,090	17,370	0.6%
Aperam	552	16,543	0.6%
Sasol Ltd.	9	15,440	0.6%
Incitec Pivot Ltd.	6,689	14,613	0.5%
Industrias Penoles SAB de CV	1,323	14,061	0.5%
Petrobras - Petroleo Bras-PR	1,280	8,823	0.3%
TMK PAO-GDR REG S	2,514	7,996	0.3%
Other Long	29,471	28,950	1.1%

(2)	The following table represents the 50 largest (long/(short)) equity basket holdings underlying the total return swap with JPQABACP as of November 30, 2019.

Security Description	Shares	Current Notional	Percent of Basket’s Value
MSCI AC World Index IMI	(17,946)	$(34,334,588)	(149.3)%
Royal Dutch Shell PLC - Class B	1,410	3,992,020	17.4%
Chevron Corp.	16,334	1,913,226	8.3%
Total SA	33,096	1,738,460	7.6%
BP PLC	2,758	1,713,165	7.5%
Exxon Mobil Corp.	23,829	1,623,483	7.1%
Agnico Eagle Mines Ltd.	19,661	1,168,172	5.1%
EOG Resources, Inc.	13,882	984,208	4.3%
Glencore PLC	2,726	860,032	3.7%
Repsol SA	54,146	853,133	3.7%
Boliden AB	28,428	733,557	3.2%
Lukoil PJSC - Sponsored ADR	7,403	705,962	3.1%
PetroChina Co., Ltd.	1,520,801	701,363	3.1%
Vale SA - Sponsored ADR	52,600	618,579	2.7%
MMC Norilsk Nickel PJSC - ADR	19,010	499,002	2.2%
Motor Oil (Hellas) SA	19,442	455,311	2.0%
Alcoa Corp.	22,261	453,011	2.0%
First Quantum Minerals Ltd.	49,021	448,412	2.0%
Antofagasta PLC	387	434,615	1.9%
Rio Tinto PLC	77	416,219	1.8%
Halliburton Co.	18,296	384,025	1.7%
Mosaic Co./The	19,917	379,426	1.7%
Origin Energy Ltd.	62,132	365,629	1.6%
Detour Gold Corp.	19,493	361,029	1.6%
Newcrest Mining Ltd.	16,136	335,734	1.5%
JXTG Holdings, Inc.	73,487	326,536	1.4%
Continental Resources, Inc./OK	9,830	303,541	1.3%
Lundin Mining Corp.	55,650	301,241	1.3%
Yamato Kogyo Co. Ltd.	12,147	298,942	1.3%
Aker BP ASA	10,176	292,043	1.3%
Tupras-Turkiye Petrol Rafine	12,365	266,748	1.2%
Polyus PJSC - REG S-GDR	4,920	264,448	1.2%
Cosan SA	16,284	239,153	1.0%
Johnson Matthey PLC	62	232,255	1.0%
S-Oil Corp.	3,045	229,955	1.0%
Sumitomo Metal Mining Co., Ltd.	7,366	223,056	1.0%
Norsk Hydro ASA	60,416	213,858	0.9%
Inpex Corp.	21,437	209,259	0.9%

Security Description	Shares	Current Notional	Percent of Basket’s Value
Nextier Oilfield Solutions, Inc.	38,886	$186,264	0.8%
OZ Minerals Ltd.	23,846	170,167	0.7%
Occidental Petroleum Corp.	4,352	167,867	0.7%
Concho Resources, Inc.	2,313	167,867	0.7%
Petroleo Brasil-SP Preferred ADR	10,559	144,872	0.6%
SM Energy Co.	17,433	144,872	0.6%
Aperam	4,601	137,973	0.6%
Sasol Ltd.	71	128,775	0.6%
Incitec Pivot Ltd.	55,784	121,876	0.5%
Industrias Penoles SAB de CV	11,035	117,277	0.5%
Petrobras - Petroleo Bras-PR	10,674	73,586	0.3%
TMK PAO-GDR REG S	20,971	66,687	0.3%
Other Long	245,798	241,453	1.1%

AB All Market Total Return Portfolio

November 30, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of November 30, 2019:

Investments in Securities:	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks:
Information Technology	$74,154,088	$10,250,919	$18,942		$84,423,949
Health Care	52,743,349	9,543,007	—		62,286,356
Financials	41,609,781	17,836,283	—		59,446,064
Consumer Discretionary	45,004,882	10,411,935	65,225		55,482,042
Industrials	28,222,424	16,791,043	15,123		45,028,590
Communication Services	24,722,992	12,341,501	—		37,064,493
Consumer Staples	14,144,388	10,040,168	66,429		24,250,985
Materials	12,904,955	4,352,563	8,706		17,266,224
Energy	10,028,129	5,060,759	52,600	(a)	15,141,488
Real Estate	3,728,529	3,161,324	—		6,889,853
Utilities	1,792,772	3,913,706	—		5,706,478
Investment Companies	53,469,768	—	—		53,469,768
Corporates - Non-Investment Grade	—	37,246,884	262,295	(a)	37,509,179
Governments - Treasuries	—	18,747,460	—		18,747,460
Emerging Markets - Sovereigns	—	13,465,458	—		13,465,458
Corporates - Investment Grade	—	12,785,431	—		12,785,431
Collateralized Mortgage Obligations	—	6,663,085	—		6,663,085
Bank Loans	—	3,950,734	942,793		4,893,527
Emerging Markets - Corporate Bonds	—	4,685,431	131		4,685,562
Emerging Markets - Treasuries	—	4,361,424	—		4,361,424
Inflation-Linked Securities	—	2,837,305	—		2,837,305
Asset-Backed Securities	—	1,068,516	—		1,068,516
Commercial Mortgage-Backed Securities	—	814,361	73,993		888,354
Collateralized Loan Obligations	—	540,531	—		540,531
Quasi-Sovereigns	—	243,115	—		243,115
Local Governments - US Municipal Bonds	—	232,164	—		232,164
Preferred Stocks	51,980	—	—		51,980
Warrants	35,836	—	10,043	(a)	45,879
Options Purchased - Puts	—	4,855	—		4,855
Mortgage Pass-Throughs	—	151	—		151
Rights	22	—	—		22
Short-Term Investments:
Governments - Treasuries	—	21,774,846	—		21,774,846
Investment Companies	21,696,358	—	—		21,696,358
U.S. Treasury Bills	—	1,994,262	—		1,994,262
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	10,224,581	—	—		10,224,581

Total Investments in Securities	394,534,834	235,119,221	1,516,280		631,170,335
Other Financial Instruments (b):
Assets:
Futures	2,570,106	432,282	—		3,002,388
Forward Currency Exchange Contracts	—	8,008,153	—		8,008,153
Centrally Cleared Interest Rate Swaps	—	74,772	—		74,772
Inflation (CPI) Swaps	—	52,792	—		52,792
Centrally Cleared Credit Default Swaps	—	5,322,328	—		5,322,328
Credit Default Swaps	—	7,343	—		7,343
Total Return Swaps	—	1,332,104	—		1,332,104
Variance Swaps	—	385,596	—		385,596
Liabilities:
Futures	(6,315,749)	(532,090)	—		(6,847,839)
Forward Currency Exchange Contracts	—	(4,684,443)	—		(4,684,443)
Currency Options Written	—	(68,475)	—		(68,475)
Centrally Cleared Interest Rate Swaps	—	(471,460)	—		(471,460)
Centrally Cleared Credit Default Swaps	—	(1,262,156)	—		(1,262,156)
Credit Default Swaps	—	(994,236)	—		(994,236)
Total Return Swaps	—	(7,470,989)	—		(7,470,989)
Variance Swaps	—	(86,954)	—		(86,954)

Total	$390,789,191	$235,163,788	$1,516,280		$627,469,259 (c)

(a)	The Fund held securities with zero market value at period end.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(c)

Amounts of $59,679, $91,563, $124,900, $36,753, $842,649, $599,292, and $544,551 for Corporates – Non Investment Grade, Collateralized Mortgage Obligations, Bank Loans, Emerging Markets – Corporate Bonds, Asset-Backed Securities, Commercial Mortgage-Backed Securities, and Collateralized Loan Obligations, respectively, were transferred out of Level 3 into Level 2 as improved transparency of price inputs received from pricing vendors has increased the observability during the reporting period.

A summary of the Fund’s transactions in AB mutual funds for the three months ended November 30, 2019 is as follows:

Fund	Market Value 8/31/19 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 11/30/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$44,674	$41,968	$64,946	$21,696	$203
Government Money Market Portfolio*	8,911	20,372	19,058	10,225	– 0	–

Total	$53,585	$62,340	$84,004	$31,921	$203

*	Investments of cash collateral for securities lending transactions